UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Spartan®

Arizona Municipal
Income Fund

and

Fidelity®

Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2005

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Spartan Arizona Municipal Income Fund
Actual	$1,000.00	$1,019.50	$2.75
HypotheticalA	$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal Money Market Fund
Actual	$1,000.00	$1,006.00	$2.49
HypotheticalA	$1,000.00	$1,022.32	$2.51

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Semiannual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	24.3	26.8
General Obligations	23.8	22.4
Education	11.3	11.6
Electric Utilities	10.6	11.2
Water & Sewer	10.0	5.5
Average Years to Maturity as of February 28, 2005
		6 months ago
Years	13.3	13.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2005
6 months ago
Years	6.8	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
AAA59.5%	AAA55.7%
AA,A32.1%	AA,A35.9%
BBB4.1%	BBB4.7%
Not Rated2.5%	Not Rated0.4%
Short-Term Investments and Net Other Assets1.8%	Short-Term Investments and Net Other Assets3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Arizona Municipal Income Fund

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value (Note 1)
Arizona - 86.0%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.) Series A, 6.125% 7/1/09	$550,000	$587,659
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,252,846
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured) (a)	1,000,000	1,082,340
Series B, 5.25% 9/1/19 (FSA Insured)	1,000,000	1,107,100
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,156,799
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18	1,000,000	1,100,660
5.25% 7/1/20	1,500,000	1,648,965
Arizona State Univ. Revs.:
5.5% 7/1/17 (FGIC Insured)	2,540,000	2,834,411
5.5% 7/1/21 (FGIC Insured)	1,150,000	1,276,282
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,690,575
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (c)	500,000	531,980
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,741,550
5.25% 7/1/13	1,500,000	1,650,450
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,238,520
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,098,360
5.5% 11/1/10	375,000	414,818
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	83,848
6.25% 7/1/10	500,000	564,860
6.5% 7/1/10 (MBIA Insured)	200,000	232,614
6.5% 7/1/11 (MBIA Insured)	225,000	265,520
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,000,000	1,000,770
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	313,560
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	748,783
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,043,800
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,204,082
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	$1,000,000	$1,199,290
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	539,500
6.25% 7/1/11 (Escrowed to Maturity) (d)	405,000	473,712
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A:
5.375% 1/1/14 (MBIA Insured)	500,000	542,265
5.625% 1/1/29 (MBIA Insured)	585,000	633,298
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,770,135
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,165,560
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	591,332
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,447,493
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	829,343
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,000,000	1,046,310
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	400,000	427,176
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	597,307
5.5% 7/1/11	200,000	220,700
5.75% 7/1/15	675,000	750,769
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	383,030
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,408,038
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,120,900
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/10 (AMBAC Insured)	1,000,000	1,090,040
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/29 (MBIA Insured)	770,000	802,594
5.7% 7/1/09 (FGIC Insured)	1,275,000	1,414,230
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,160,690
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,707,631
Series A, 6.25% 7/1/17	1,000,000	1,235,960
Series B, 5.375% 7/1/20	1,000,000	1,111,340
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	1,250,000	844,913
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	$35,000	$35,543
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	214,002
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,145,550
7.5% 7/1/10 (FGIC Insured)	250,000	302,940
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	1,000,000	1,099,230
5.25% 1/1/19	1,615,000	1,769,119
Series B:
5% 1/1/20	1,500,000	1,600,920
5% 1/1/21	255,000	272,156
Scottsdale Gen. Oblig. (1999 & 2000 Projs.) 5% 7/1/21 (Pre-Refunded to 7/1/11 @ 100) (d)	1,000,000	1,098,720
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	268,295
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	164,486
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	682,290
5% 7/1/19	1,680,000	1,810,234
5.5% 7/1/17	1,035,000	1,174,653
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	351,292
Tucson Gen. Oblig.:
Series A, 6% 7/1/13	800,000	937,048
5% 7/1/18 (FGIC Insured)	3,295,000	3,591,745
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,255,281
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	604,205
Series A, 7% 7/1/11 (MBIA Insured)	300,000	362,523
6% 7/1/10 (MBIA Insured)	400,000	455,492
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	200,000	218,526
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,535,730
5.5% 7/1/14	425,000	484,139
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,067,550
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	545,220
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	$1,000,000	$1,107,990
5.25% 6/1/13 (FSA Insured)	245,000	258,798
5.25% 6/1/13 (Pre-Refunded to 6/1/08 @ 100) (d)	255,000	274,977
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (b)(c)	500,000	501,435
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	276,236
		77,851,033
Puerto Rico - 12.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,056,670
Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	561,445
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	793,947
Series 2000 C, 6% 7/1/29	500,000	565,970
Series D, 5.25% 7/1/38	1,000,000	1,045,040
5.75% 7/1/19 (FGIC Insured)	700,000	797,692
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	2,675,000	2,929,794
5.5% 10/1/40 (Escrowed to Maturity) (d)	2,195,000	2,399,420
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	215,594
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured) (a)	500,000	558,090
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	100,000	116,081
		11,039,743
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $85,518,083)	88,890,776
NET OTHER ASSETS - 1.8%	1,591,495
NET ASSETS - 100%	$90,482,271
Legend
(a)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	24.3%
General Obligations	23.8%
Education	11.3%
Electric Utilities	10.6%
Water & Sewer	10.0%
Escrowed/Pre-Refunded	9.1%
Health Care	5.9%
Others* (individually less than 5%)	5.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $85,518,083) - See accompanying schedule		$88,890,776
Cash		2,322,369
Receivable for fund shares sold		406,233
Interest receivable		870,498
Other receivables		8,235
Total assets		92,498,111

Liabilities
Payable for investments purchased on a delayed delivery basis	$1,765,366
Payable for fund shares redeemed	112,265
Distributions payable	96,981
Accrued management fee	41,189
Other affiliated payables	39
Total liabilities		2,015,840

Net Assets		$90,482,271
Net Assets consist of:
Paid in capital		$86,994,197
Undistributed net investment income		8,508
Accumulated undistributed net realized gain (loss) on investments		106,873
Net unrealized appreciation (depreciation) on investments		3,372,693
Net Assets, for 7,854,435 shares outstanding		$90,482,271
Net Asset Value, offering price and redemption price per share ($90,482,271 ÷ 7,854,435 shares)		$11.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$1,708,687

Expenses
Management fee	$230,201
Non-interested trustees' compensation	234
Miscellaneous	80
Total expenses before reductions	230,515
Expense reductions	(18,220)	212,295
Net investment income		1,496,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		119,876
Change in net unrealized appreciation (depreciation) on investment securities		(20,906)
Net gain (loss)		98,970
Net increase (decrease) in net assets resulting from operations		$1,595,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,496,392	$2,802,486
Net realized gain (loss)	119,876	463,856
Change in net unrealized appreciation (depreciation)	(20,906)	1,209,249
Net increase (decrease) in net assets resulting from operations	1,595,362	4,475,591
Distributions to shareholders from net investment income	(1,506,309)	(2,795,363)
Distributions to shareholders from net realized gain	(377,090)	(406,255)
Total distributions	(1,883,399)	(3,201,618)
Share transactions Proceeds from sales of shares	17,483,850	29,031,760
Reinvestment of distributions	1,142,655	2,011,588
Cost of shares redeemed	(6,145,597)	(22,721,013)
Net increase (decrease) in net assets resulting from share transactions	12,480,908	8,322,335
Redemption fees	530	3,125
Total increase (decrease) in net assets	12,193,401	9,599,433

Net Assets
Beginning of period	78,288,870	68,689,437
End of period (including undistributed net investment income of $8,508 and undistributed net investment income of $18,878, respectively)	$90,482,271	$78,288,870
Other Information Shares
Sold	1,512,542	2,514,738
Issued in reinvestment of distributions	98,999	174,888
Redeemed	(531,239)	(1,985,119)
Net increase (decrease)	1,080,302	704,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2005	Years ended August 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$11.32	$11.50	$11.26	$10.72	$10.53
Income from Investment Operations
Net investment income D	.207	.427	.435	.444 F	.472	.486
Net realized and unrealized gain (loss)	.016	.306	(.090)	.254 F	.542	.189
Total from investment operations	.223	.733	.345	.698	1.014	.675
Distributions from net investment income	(.208)	(.427)	(.435)	(.443)	(.475)	(.485)
Distributions from net realized gain	(.055)	(.066)	(.090)	(.015)	(.001)	(.001)
Distributions in excess of net realized gain	-	-	-	-	-	(.003)
Total distributions	(.263)	(.493)	(.525)	(.458)	(.476)	(.489)
Redemption fees added to paid in capital D	- G	- G	- G	- G	.002	.004
Net asset value, end of period	$11.52	$11.56	$11.32	$11.50	$11.26	$10.72
Total Return B, C	1.95%	6.58%	3.01%	6.38%	9.70%	6.69%
Ratios to Average Net Assets E
Expenses before expense reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.50% A	.53%	.52%	.48%	.41%	.48%
Net investment income	3.60% A	3.72%	3.77%	3.96% F	4.32%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$90,482	$78,289	$68,689	$66,105	$50,716	$34,221
Portfolio turnover rate	8% A	14%	19%	30%	24%	37%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

FEffective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

GAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/05	% of fund's investments 8/31/04	% of fund's investments 2/29/04
0 - 30	88.5	92.7	69.0
31 - 90	3.6	0.0	6.5
91 - 180	2.8	4.1	22.9
181 - 397	5.1	3.2	1.6
Weighted Average Maturity
	2/28/05	8/31/04	2/29/04
Fidelity Arizona Municipal Money Market Fund	20 Days	18 Days	40 Days
All Tax Free Money Market Funds Average*	28 Days	36 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
Variable Rate Demand Notes (VRDNs)75.6%	Variable Rate Demand Notes (VRDNs)70.9%
Commercial Paper (including CP Mode)13.3%	Commercial Paper (including CP Mode)12.0%
Tender Bonds3.8%	Tender Bonds4.5%
Fidelity Municipal Cash Central Fund0.5%	Fidelity Municipal Cash Central Fund9.5%
Other Investments3.9%	Other Investments2.4%
Net Other Assets2.9%	Net Other Assets0.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.1%
	Principal Amount	Value (Note 1)
Arizona - 94.6%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$1,375,000	$1,375,000
Arizona Health Facilities Auth. Rev. (Southwest Behavioral Health Services, Inc. Proj.) 1.89%, LOC JPMorgan Chase Bank, VRDN (a)	1,930,000	1,930,000
Arizona School Facilities Board Ctfs. of Prtn.:
Bonds Series A, 4.5% 9/1/05 (MBIA Insured)	2,155,000	2,181,537
Participating VRDN Series RF 04 2, 1.94% (Liquidity Facility Bank of New York, New York) (a)(e)	1,400,000	1,400,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN:
Series MS 00 497, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	1,054,500	1,054,500
Series Putters 483, 1.9% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	1,490,000	1,490,000
Series Putters 484, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,490,000	1,490,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	2,630,000	2,630,000
Arizona State Univ. Revs. Participating VRDN:
Series Putters 270, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,200,000	1,200,000
Series ROC II R174, 1.9% (Liquidity Facility Citibank NA) (a)(e)	2,600,000	2,600,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
Series PT 2312, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,600,000	1,600,000
Series Puters 690, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	1,700,000	1,700,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,285,000	1,285,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.92%, LOC Bank of America NA, VRDN (a)(d)	2,060,000	2,060,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 2.01%, LOC Key Bank NA, VRDN (a)(d)	2,315,000	2,315,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.55%, tender 9/1/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(d)	$6,700,000	$6,700,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.83%, LOC KBC Bank NV, VRDN (a)(d)	4,300,000	4,300,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 2.01%, LOC Key Bank NA, VRDN (a)(d)	2,200,000	2,200,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	700,000	700,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.92% tender 3/1/05, CP mode (d)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.97%, LOC Fannie Mae, VRDN (a)(d)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.92%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(d)	3,100,000	3,100,000
(San Martin Apts. Proj.):
Series A1, 1.89%, LOC Fannie Mae, VRDN (a)(d)	2,700,000	2,700,000
Series A2, 1.89%, LOC Fannie Mae, VRDN (a)(d)	720,000	720,000
(San Miguel Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 1.89%, LOC Fannie Mae, VRDN (a)(d)	2,100,000	2,100,000
(Village Square Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(d)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 707, 1.96% (Liquidity Facility Morgan Stanley) (a)(d)(e)	2,000,000	2,000,000
Series Merlots 01 A126, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	400,000	400,000
Maricopa County Indl. Dev. Auth. Solid Waste Disp. Rev. Participating VRDN Series MT 48, 1.97%, LOC Lloyds TSB Bank PLC (a)(d)(e)	1,770,000	1,770,000
Phoenix Arpt. Rev. 1.97% 3/1/05, LOC Bank of America NA, CP (d)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev.:
Bonds (Phoenix Arpt. Rev. Proj.) Series B, 5% 7/1/05 (FSA Insured) (d)	$4,745,000	$4,791,165
Participating VRDN Series Merlots 02 A28, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,285,000	1,285,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 1.9% (Liquidity Facility Citibank NA, New York) (a)(e)	1,300,000	1,300,000
Series 1995, 1.9%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,000,000	6,000,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating VRDN Series PT 2454, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,445,000	5,445,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN:
Series MS 991, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	1,500,000	1,500,000
Series ROC II R6039, 1.9% (Liquidity Facility Citibank NA) (a)(e)	1,275,000	1,275,000
(Phoenix Wtr. Sys. Rev. Proj.) Series 2004 A, 1.84% (MBIA Insured), VRDN (a)	5,000,000	5,000,000
Series 2003 B:
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	2,000,000	2,000,000
1.5% 3/10/05, LOC Dexia Cr. Local de France, CP	1,600,000	1,600,000
1.6% 4/1/05, LOC Dexia Cr. Local de France, CP	1,300,000	1,300,000
1.75% 3/3/05, LOC Dexia Cr. Local de France, CP	1,600,000	1,600,000
1.9% 4/8/05, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 1.98%, LOC Gen. Elec. Cap. Corp., VRDN (a)	1,000,000	1,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 1.95%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 2.01%, LOC Wachovia Bank NA, VRDN (a)(d)	900,000	900,000
(Laura Dozer Ctr. Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
(Phoenix Expansion Proj.) 2.12%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,390,000	2,390,000
(Plastican Proj.) Series 1997, 1.92%, LOC Fleet Bank NA, VRDN (a)(d)	2,965,000	2,965,000
(Swift Aviation Svcs., Inc. Proj.) 1.9%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	5,470,000	5,470,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	$280,000	$280,000
Series PT 1082, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,060,000	1,060,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.91%, LOC JPMorgan Chase Bank, VRDN (a)	4,225,000	4,225,000
(River Point Proj.) Series 2001, 1.92%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 1.9%, LOC Branch Banking & Trust Co., VRDN (a)	1,600,000	1,600,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 2.01% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	3,490,000	3,490,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,200,000	1,200,000
Series ROC II R1002, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,290,000	1,290,000
Series ROC II R1003, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,285,000	1,285,000
Series SG 03 160, 1.9% (Liquidity Facility Societe Generale) (a)(e)	1,390,000	1,390,000
Series 2004 C:
1.85% 3/11/05, CP	1,600,000	1,600,000
1.95% 3/11/05, CP	3,700,000	3,700,000
Series 97B, 1.83% 3/11/05, CP	1,500,000	1,500,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 1.89% (FGIC Insured), VRDN (a)	1,600,000	1,600,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.87%, LOC Bank of America NA, VRDN (a)	10,210,000	10,210,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.94%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,400,000	1,400,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 2.02%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,000,000	1,000,000
		168,751,877
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 2.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 561, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$1,500,000	$1,500,000
Series PA 778R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,025,000	2,025,000
		3,525,000
Other - 0.5%
Fidelity Municipal Cash Central Fund, 1.83% (b)(c)	891,433	891,433
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $173,168,310)		173,168,310
NET OTHER ASSETS - 2.9%		5,218,221
NET ASSETS - 100%		$178,386,531
Security Type Abbreviations
CP-COMMERCIAL PAPER
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(d)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $173,168,310) - See accompanying schedule		$173,168,310
Cash		9,086,226
Receivable for fund shares sold		2,068,318
Interest receivable		504,258
Other receivables		40,394
Total assets		184,867,506

Liabilities
Payable for investments purchased	$4,000,000
Payable for fund shares redeemed	2,404,987
Distributions payable	2,434
Accrued management fee	73,476
Other affiliated payables	78
Total liabilities		6,480,975

Net Assets		$178,386,531
Net Assets consist of:
Paid in capital		$178,385,001
Undistributed net investment income		336
Accumulated undistributed net realized gain (loss) on investments		1,194
Net Assets, for 178,268,113 shares outstanding		$178,386,531
Net Asset Value, offering price and redemption price per share ($178,386,531 ÷ 178,268,113 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$1,363,071

Expenses
Management fee	$411,811
Non-interested trustees' compensation	464
Total expenses before reductions	412,275
Expense reductions	(42,665)	369,610
Net investment income		993,461
Net realized gain (loss) on investment securities		1,043
Net increase in net assets resulting from operations		$994,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$993,461	$856,308
Net realized gain (loss)	1,043	43,224
Net increase in net assets resulting from operations	994,504	899,532
Distributions to shareholders from net investment income	(993,125)	(856,308)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	192,921,834	284,737,103
Reinvestment of distributions	983,283	847,210
Cost of shares redeemed	(172,474,632)	(262,790,710)
Net increase (decrease) in net assets and shares resulting from share transactions	21,430,485	22,793,603
Total increase (decrease) in net assets	21,431,864	22,836,827

Net Assets
Beginning of period	156,954,667	134,117,840
End of period (including undistributed net investment income of $336 and undistributed net investment income of $0, respectively)	$178,386,531	$156,954,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2005	Years ended August 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	.006	.006	.008	.013	.032	.034
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.006	.006	.008	.013	.032	.034
Distributions from net investment income	(.006)	(.006)	(.008)	(.013)	(.032)	(.034)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.006)	(.006)	(.008)	(.013)	(.032)	(.034)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return B, C, D	.60%	.60%	.86%	1.30%	3.23%	3.50%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.45% A	.49%	.48%	.45%	.47%	.50%
Net investment income	1.22% A	.60%	.82%	1.27%	3.19%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$178,387	$156,955	$134,118	$132,208	$101,853	$105,704

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the former account closeout fee.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

FAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Arizona Municipal Income Fund	$85,498,660	$3,519,345	$(127,229)	$3,392,116
Fidelity Arizona Municipal Money Market Fund	173,168,310	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $16,655,670 and $3,339,944, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$100,107

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's management fee. During the period, these credits reduced management fee by the following amounts:

Spartan Arizona Municipal Income Fund	$18,220	|
Fidelity Arizona Municipal Money Market Fund	42,665

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the shareholders of Spartan Arizona Municipal Income Fund was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	742,440,496.15	73.879
Against	196,006,999.93	19.504
Abstain	33,719,201.65	3.356
Broker Non-Votes	32,776,930.05	3.261
TOTAL	1,004,943,627.78	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	948,588,595.83	94.392
Withheld	56,355,031.95	5.608
TOTAL	1,004,943,627.78	100.000
Dennis J. Dirks
Affirmative	950,698,349.04	94.602
Withheld	54,245,278.74	5.398
TOTAL	1,004,943,627.78	100.000
Robert M. Gates
Affirmative	947,567,913.72	94.291
Withheld	57,375,714.06	5.709
TOTAL	1,004,943,627.78	100.000
George H. Heilmeier
Affirmative	948,147,248.47	94.348
Withheld	56,796,379.31	5.652
TOTAL	1,004,943,627.78	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	944,190,223.14	93.955
Withheld	60,753,404.64	6.045
TOTAL	1,004,943,627.78	100.000
Edward C. Johnson 3d
Affirmative	943,213,044.14	93.857
Withheld	61,730,583.64	6.143
TOTAL	1,004,943,627.78	100.000
Marie L. Knowles
Affirmative	949,452,954.58	94.478
Withheld	55,490,673.20	5.522
TOTAL	1,004,943,627.78	100.000
Ned C. Lautenbach
Affirmative	948,794,328.18	94.413
Withheld	56,149,299.60	5.587
TOTAL	1,004,943,627.78	100.000
Marvin L. Mann
Affirmative	946,649,510.40	94.199
Withheld	58,294,117.38	5.801
TOTAL	1,004,943,627.78	100.000
William O. McCoy
Affirmative	945,952,663.12	94.130
Withheld	58,990,964.66	5.870
TOTAL	1,004,943,627.78	100.000
Robert L. Reynolds
Affirmative	948,326,458.64	94.366
Withheld	56,617,169.14	5.634
TOTAL	1,004,943,627.78	100.000
Cornelia M. Small
Affirmative	949,307,587.45	94.464
Withheld	55,636,040.33	5.536
TOTAL	1,004,943,627.78	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	947,525,611.83	94.286
Withheld	57,418,015.95	5.714
TOTAL	1,004,943,627.78	100.000
Kenneth L. Wolfe
Affirmative	949,176,424.38	94.451
Withheld	55,767,203.40	5.549
TOTAL	1,004,943,627.78	100.000
ADenotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-USAN-0405
1.790941.101

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2005

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Actual	$1,000.00	$1,006.40	$2.24
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.56	$2.26

*Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/05	% of fund's investments 8/31/04	% of fund's investments 2/29/04
0 - 30	89.8	91.3	74.2
31 - 90	1.9	1.7	8.4
91 - 180	5.0	1.7	10.0
181 - 397	3.3	5.3	7.4
Weighted Average Maturity
	2/28/05	8/31/04	2/29/04
Fidelity Municipal Money Market Fund	19 Days	26 Days	38 Days
All Tax-Free Money Market Funds Average*	28 Days	36 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
Variable Rate Demand Notes (VRDNs)69.0%	Variable Rate Demand Notes (VRDNs)65.4%
Commercial Paper (including CP Mode)6.2%	Commercial Paper (including CP Mode)8.2%
Tender Bonds2.0%	Tender Bonds5.1%
Municipal Notes6.4%	Municipal Notes3.5%
Fidelity Municipal Cash Central Fund11.3%	Fidelity Municipal Cash Central Fund13.8%
Other Investments0.3%	Municipal Bonds0.4%
Net Other Assets4.8%	Net Other Assets3.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.6%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series AAB 20, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$18,190	$18,190
Alabama Gen. Oblig. Participating VRDN Series MS 668, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	6,623	6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 2.01%, LOC Southtrust Bank NA, VRDN (b)(e)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 1.95%, LOC Southtrust Bank NA, VRDN (b)	2,540	2,540
(Liberty Square Apts. Proj.) Series C, 2.01%, LOC Southtrust Bank NA, VRDN (b)(e)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 1.96%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.85%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	15,655	15,655
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.97%, LOC Bank of America NA, VRDN (b)(e)	2,955	2,955
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	24,380	24,380
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 1.91%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	4,875	4,875
Series EGL 02 6009, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	4,100	4,100
Columbia Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) 2.05%, VRDN (b)(e)	15,000	15,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.93%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.93%, VRDN (b)(e)	17,000	17,000
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 1.92%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	400	400
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 2.05%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	3,765	3,765
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Houston County Health Care Auth. Rev.:
Bonds Series PT 879, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	$10,195	$10,195
Participating VRDN Series PT 880, 1.9% (Liquidity Facility Danske Bank AS) (b)(f)	13,630	13,630
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.93%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
Jefferson County Ltd. Oblig. School Warrants Series B, 1.9% (AMBAC Insured), VRDN (b)	19,800	19,800
Jefferson County Swr. Rev. Participating VRDN:
Series EGL 02 6016, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series PT 1838, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,575	10,575
Series PT 849, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,495	12,495
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 2.01%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	4,000	4,000
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.89%, VRDN (b)(e)	5,300	5,300
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 2.01%, LOC Southtrust Bank NA, VRDN (b)(e)	1,215	1,215
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 2.01%, LOC Bank of America NA, VRDN (b)(e)	1,400	1,400
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,785	4,785
		268,578
Alaska - 1.6%
Alaska Gen. Oblig. Participating VRDN Series PT 1825, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,965	20,965
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Merlots 99 D, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,900	12,900
Series A, 1.98% (FSA Insured), VRDN (b)(e)	113,000	113,000
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 1861, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,820	11,820
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alaska - continued
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN: - continued
Series PT 862, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$9,995	$9,995
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,500	7,500
Series ROC II R138, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	8,015	8,015
Anchorage Wastewtr. Rev. Participating VRDN Series DB 128, 1.9% (Liquidity Facility Deutsche Bank AG) (b)(f)	6,955	6,955
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 1.87% (BP PLC Guaranteed), VRDN (b)(e)	20,700	20,700
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 1.8%, tender 6/1/05 (b)	26,000	26,000
Series 1994 B, 1.8%, tender 6/1/05 (b)	18,375	18,375
Series 1994 C, 1.8%, tender 6/1/05 (b)	4,725	4,725
		260,950
Arizona - 1.1%
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series Putters 484, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	24,010	24,010
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,735	3,735
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,010	14,010
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.92% tender 3/1/05, CP mode (e)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 1.92%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(San Angelin Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	10,500	10,500
(San Lucas Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	6,850	6,850
(San Martin Apts. Proj.) Series A2, 1.89%, LOC Fannie Mae, VRDN (b)(e)	3,390	3,390
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Miguel Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	$6,800	$6,800
(Sands Apts. Proj.) Series 2001 A, 1.92%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Village Square Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	3,800	3,800
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,395	3,395
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1.75% 3/3/05, LOC Dexia Cr. Local de France, CP	7,900	7,900
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,420	4,420
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.98%, LOC Gen. Elec. Cap. Corp., VRDN (b)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 2.01%, LOC Wachovia Bank NA, VRDN (b)(e)	1,270	1,270
(Plastican Proj.) Series 1997, 1.92%, LOC Fleet Bank NA, VRDN (b)(e)	3,275	3,275
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A23, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	655	655
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.92%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 2.01% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	10,550	10,550
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1002, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	14,170	14,170
Series 2004 C, 1.85% 3/11/05, CP	13,400	13,400
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 2.15% tender 3/7/05, CP mode	8,560	8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 2.02%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,290	2,290
		181,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arkansas - 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.94%, LOC Bank of America NA, VRDN (b)(e)	$2,650	$2,650
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,060	6,060
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	24,000	24,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 1.99%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.96% (Liquidity Facility Morgan Stanley) (b)(e)(f)	47,110	47,110
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 2.02%, LOC Fortis Banque SA, VRDN (b)(e)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 1.94%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 1.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,200	11,200
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT 1948, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,765	5,765
		119,985
California - 3.8%
Access to Lns. for Learning Student Ln. Corp. Rev. Series II A8, 1.92%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	22,150	22,150
California Gen. Oblig. RAN 3% 6/30/05	427,100	428,867
California Home Mtg. Fin. Auth. Homebuyers Fund Single Family Participating VRDN Series ROC II R321, 1.93% (Liquidity Facility Citibank NA) (b)(e)(f)	96,410	96,410
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 22, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	57,520	57,520
Series MT 79, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	5,465	5,465
Series PT 998, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	24,900	24,900
		635,312
Colorado - 3.2%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,885	5,885
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Adams County Hsg. Auth. (Semper Village Apartments Proj.) Series 2004 A, 1.91%, LOC Fannie Mae, VRDN (b)(e)	$6,750	$6,750
Arapaho County School District #6, Littleton Participating VRDN Series PT 1983, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,430	7,430
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 2%, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Colorado Ed. Ln. Prog. Participating VRDN:
Series LB 04 L48J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	16,100	16,100
Series LB 04 L49J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	18,745	18,745
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series MT 23, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	21,255	21,255
Series PA 02 1094, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (b)	16,700	16,700
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series BA 96 E, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	920	920
Series FRRI 00 A3, 2.23% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	540	540
Series FRRI 00 A4, 2.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	1,035	1,035
Series FRRI L37J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,800	9,800
Series FRRI L9, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	1,340	1,340
Series LB 03 L31J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,500	9,500
Series LB 04 F12, 2.03% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,975	7,975
Series LB 04 F13, 2.03% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,475	7,475
Series Merlots 01 A20, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,580	2,580
Series PT 1373, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,175	3,175
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth.: - continued
Participating VRDN:
Series PT 557, 1.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$1,030	$1,030
Series Putters 120, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,750	2,750
Series Putters 251, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,380	2,380
Series 2003 A2 Class I, 1.94% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	21,300	21,300
Series 2003 B3, 1.94% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	17,000	17,000
Series 2004 B2 Class I, 1.94% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	16,000	16,000
Series C2 Class I, 1.94% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	15,000	15,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 1.92%, LOC Bank of America NA, VRDN (b)(e)	7,000	7,000
Colorado Springs Utils. Rev. Participating VRDN:
Series SGB 28, 1.9% (Liquidity Facility Societe Generale) (b)(f)	11,480	11,480
Series TOC 04 E, 1.9% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	11,650	11,650
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 1.9% (AMBAC Insured), VRDN (b)(e)	15,655	15,655
Series 1989 A, 1.92% (AMBAC Insured), VRDN (b)(e)	14,000	14,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 1.98% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	5,000	5,000
Series Merlots 97 Q, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,600	6,600
Series PA 762, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PA 764R, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 2112, 1.95% (Liquidity Facility WestLB AG) (b)(e)(f)	2,500	2,500
Series PT 782, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,515	5,515
Series RF 02 E14, 2.01% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	44,350	44,350
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series Stars 104, 1.91% (Liquidity Facility BNP Paribas SA) (b)(f)	$5,590	$5,590
Series 2000 B, 1.93% (MBIA Insured), VRDN (b)(e)	49,000	49,000
Series 2004 A, 1.89% (CIFG North America Insured), VRDN (b)(e)	20,000	20,000
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 1.97%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,790	8,790
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 2.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	840	840
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.91%, LOC Fannie Mae, VRDN (b)(e)	7,250	7,250
(Timberleaf Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	13,850	13,850
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	7,500	7,500
Mesa County Valley School District #051, Grand Junction Participating VRDN Series PT 2456, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,695	7,695
Monte Vista Swr. Rev. Series 1992, 2.02%, LOC Wachovia Bank NA, VRDN (b)(e)	2,235	2,235
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 2.01%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,120	7,120
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	2,955	2,955
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.97%, VRDN (b)	13,000	13,000
Weld County School District #6, Greely Participating VRDN Series PT 1918, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,605	4,605
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 2%, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		524,150
Connecticut - 0.8%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 1.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	128,100	128,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 2.05%, VRDN (b)(e)	$3,550	$3,550
Series 1993 C, 2.06%, VRDN (b)	4,300	4,300
Series 1994, 2.05%, VRDN (b)(e)	11,200	11,200
Series 1999 A, 2.05%, VRDN (b)	6,730	6,730
Series 1999 B, 2.1%, VRDN (b)(e)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,850	11,850
Series FRRI 02 L8, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,495	6,495
		53,125
District Of Columbia - 2.3%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	3,300	3,300
District of Columbia Gen. Oblig.:
Participating VRDN:
Series PT 1931, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,400	19,400
Series PT 2451, 1.9% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,130	5,130
Series ROC II 99 10, 1.9% (Liquidity Facility Citibank NA) (b)(f)	5,905	5,905
TRAN 3.5% 9/30/05	150,700	151,936
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 1.96% (Liquidity Facility Morgan Stanley) (b)(f)	18,245	18,245
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 2.02%, LOC Bank of America NA, VRDN (b)(e)	3,170	3,170
(WDC I LP Dev. Proj.) Series 2000, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	8,520	8,520
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 2.02%, LOC Branch Banking & Trust Co., VRDN (b)(e)	6,350	6,350
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	8,660	8,660
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 1.87%, LOC Suntrust Bank, VRDN (b)(e)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$5,125	$5,125
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	12,300	12,300
Series ROC II 99 5, 1.9% (Liquidity Facility Citibank NA) (b)(f)	9,505	9,505
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev.:
Bonds Series 1999 A, 1.91% tender 3/1/05, LOC Bank of America NA, CP mode (e)	16,800	16,800
Series 1999 B, 2.1% 5/20/05, LOC Bank of America NA, CP (e)	7,800	7,800
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series MT 13, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,750	2,750
Series PT 1991, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,240	3,240
Series PT 736, 1.95% (Liquidity Facility Danske Bank AS) (b)(e)(f)	4,645	4,645
Series Putters 404, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,065	1,065
Series ROC II R195, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	5,995	5,995
1.9% (FSA Insured), VRDN (b)(e)	75,445	75,445
		382,786
Florida - 3.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.89% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,440	9,440
Broward County Arpt. Sys. Rev. Participating VRDN Series Stars 93, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	12,190	12,190
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 1.9%, LOC Fannie Mae, VRDN (b)(e)	16,230	16,230
Deltona Util. Sys. Rev. Participating VRDN Series PT 2024, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,210	5,210
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 2.01% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	7,250	7,250
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.85% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2030, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$14,190	$14,190
Florida Board of Ed. Pub. Ed. Participating VRDN Series Putters 473, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,985	6,985
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	3,755	3,755
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Avalon Reserve Apts. Proj.) Series 2003 R1, 1.9%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 1.93%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series PT 1944, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,385	14,385
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters Run Apts. Proj.) Series 2002 A, 1.93%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. Participating VRDN Series MT 8, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	21,275	21,275
Hillsborough County School Board Ctfs. of Prtn. Participating VRDN Series PT 1694, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,245	14,245
Jacksonville Elec. Auth. Rev.:
Bonds Series 2000 F, 1.89% tender 3/3/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	12,000	12,000
Participating VRDN Series Merlots 00 FF, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,660	4,660
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.89% tender 4/8/05, CP mode	16,750	16,750
(Florida Pwr. & Lt. Co. Proj.) 1.88%, VRDN (b)	5,000	5,000
Lee County Arpt. Rev. Participating VRDN Series PT 2269, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,305	1,305
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 1.92%, LOC Bank of America NA, VRDN (b)(e)	12,300	12,300
Miami-Dade County Aviation Rev. Participating VRDN:
Series 2003 L22J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,445	9,445
Series LB 04 L72J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	39,600	39,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 2097, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$1,425	$1,425
Series SG 176, 1.89% (Liquidity Facility Societe Generale) (b)(f)	19,000	19,000
Miami-Dade County Gen. Oblig. Series A:
1.96% 3/8/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	9,000	9,000
2% 4/1/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	16,429	16,429
2.03% 4/7/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	6,000	6,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 884, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,600	5,600
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series PT 2106, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,300	4,300
Series PT 2411, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	19,100	19,100
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 1.9%, LOC Fannie Mae, VRDN (b)(e)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.99%, LOC Nat'l. City Bank, VRDN (b)(e)	1,100	1,100
Orange County Sales Tax Rev. Participating VRDN Series PT 1557, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,690	9,690
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.93%, LOC Fannie Mae, VRDN (b)(e)	3,700	3,700
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series PT 2239, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,235	6,235
Series PT 993, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,335	3,335
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.93%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$6,450	$6,450
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 C, 1.95% tender 3/10/05, LOC Wachovia Bank NA, CP mode	6,500	6,500
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 1.88% 3/10/05 (FGIC Insured), CP (e)	11,300	11,300
Series A:
1.75% 3/4/05 (AMBAC Insured) (FGIC Insured), CP	25,000	25,000
1.75% 3/4/05 (AMBAC Insured) (FGIC Insured), CP	25,000	25,000
Series D, 1.78% 3/4/05 (FGIC Insured) (AMBAC Insured), CP	29,930	29,930
Series G:
1.84% 3/11/05 (FGIC Insured), CP (e)	16,020	16,020
2.05% 4/1/05 (FGIC Insured), CP	15,540	15,540
2.06% 3/10/05 (FGIC Insured), CP (e)	12,790	12,790
2.07% 4/4/05 (FGIC Insured), CP (e)	8,505	8,505
Tampa Bay Wtr. Util. Sys. Rev. 1.92%, LOC Bank of America NA, VRDN (b)(e)	51,400	51,400
		578,814
Georgia - 3.9%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series DB 133, 1.91% (Liquidity Facility Deutsche Bank AG) (b)(f)	4,200	4,200
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,000	5,000
Series MS 00 313, 1.96% (Liquidity Facility Morgan Stanley) (b)(e)(f)	4,090	4,090
Series MS 00 375, 1.91% (Liquidity Facility Morgan Stanley) (b)(f)	14,345	14,345
Series MT 43, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	7,530	7,530
Series PT 2501, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	12,155	12,155
Atlanta Gen. Oblig. Participating VRDN Series SG 123, 1.9% (Liquidity Facility Societe Generale) (b)(f)	9,845	9,845
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	4,475	4,475
(Brentwood Creek Apts. Proj.) Series 1999, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	4,425	4,425
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Carver Redev. Partnership I LP Proj.):
Series 2000, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	$2,990	$2,990
1.92%, LOC Suntrust Bank, VRDN (b)(e)	6,500	6,500
(Collegetown at Harris Homes Phase I Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	5,650	5,650
(Peaks at West Atlanta Proj.) Series 2001, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	5,000	5,000
(Villages of Cascade Proj.) Series 1997 A, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	6,285	6,285
1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 1.96% (Liquidity Facility Bank of America NA) (b)(f)	4,520	4,520
Series EGL 04 2014 Class A, 1.9% (Liquidity Facility Citibank NA) (b)(f)	4,950	4,950
Series PT 2373, 1.9% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	19,990	19,990
Series ROC II R 324, 1.9% (Liquidity Facility Citibank NA) (b)(f)	25,560	25,560
Series ROC II R302, 1.9% (Liquidity Facility Citibank NA) (b)(f)	13,535	13,535
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset Cove Apts. Proj.) 1.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1.85%, VRDN (b)(e)	17,000	17,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	6,400	6,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 1998 A, 2% tender 3/4/05 (AMBAC Insured) (Liquidity Facility RaboBank Nederland Coop. Central), CP mode	15,000	15,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	15,055	15,055
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,295	5,295
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 1.92%, LOC Danske Bank AS, VRDN (b)(e)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 1.93%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	$20,900	$20,900
Series 2000 C, 1.93%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	48,000	48,000
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	6,305	6,305
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 1.92%, LOC Freddie Mac, VRDN (b)(e)	10,400	10,400
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 2.01%, LOC Comerica Bank, Texas, VRDN (b)(e)	2,000	2,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	3,575	3,575
(Wesley Club Apts. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	5,900	5,900
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 1.89%, LOC Southtrust Bank NA, VRDN (b)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	18,000	18,000
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series MT 93, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.92%, LOC Bank of America NA, VRDN (b)(e)	4,400	4,400
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series PT 504, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,770	6,770
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series PA 786, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,595	4,595
Series PT 1821, 1.9% (Liquidity Facility WestLB AG) (b)(f)	9,300	9,300
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	3,400	3,400
(Mayor's Point Term. Proj.) Series 1992, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	1,600	1,600
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
Series ROC II R6009 1.9% (Liquidity Facility Citibank NA) (b)(f)	9,225	9,225
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN: - continued
Series Stars 87, 1.9% (Liquidity Facility BNP Paribas SA) (b)(f)	$16,125	$16,125
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.92%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	8,000	8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 1.92%, LOC Fannie Mae, VRDN (b)(e)	13,535	13,535
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.92%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	2,400	2,400
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 2.01%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	16,055	16,055
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.92%, LOC Bank of America NA, VRDN (b)(e)	5,300	5,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 1.9% (Liquidity Facility Societe Generale) (b)(f)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	2,600	2,600
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.93%, LOC Bank of America NA, VRDN (b)(e)	6,550	6,550
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 2.01%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,600	1,600
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 1.93%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
(Walton Centennial Proj.) Series A, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.92%, VRDN (b)(e)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 1.92%, LOC Bank of America NA, VRDN (b)(e)	17,950	17,950
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	$3,500	$3,500
(Live Oak Plantation Proj.) Series 2001 A1, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 2.01%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.94%, LOC Wachovia Bank NA, VRDN (b)(e)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.91%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	3,400	3,400
		646,945
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 1.93% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(f)	11,185	11,185
Series PA 765, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 830, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,215	2,215
Series ROC II R59, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,370	6,370
Series PA 1224, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,330	2,330
Series PA 1244, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,500	2,500
Series PA 795R, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	6,470	6,470
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN: - continued
Series MS 738, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	$11,780	$11,780
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,735	2,735
Series PT 35, 1.97% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	790	790
		67,765
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc.:
Participating VRDN:
Series PA 145A, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	621	621
Series PT 1152, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,115	2,115
Series PT 247, 1.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,265	1,265
Series 2003 D, 1.94% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	15,000	15,000
Series 2003 E, 1.94% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,250	8,250
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	970	970
		28,221
Illinois - 5.9%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 1.94%, LOC Fannie Mae, VRDN (b)(e)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.99%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	39,250	39,250
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.96% (Liquidity Facility Bank of America NA) (b)(f)	18,690	18,690
Series EGL 01 1309, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	11,205	11,205
Series Merlots 01 A47, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,070	6,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series Merlots 97 E, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	$8,700	$8,700
Series PT 2446, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,555	5,555
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900	9,900
Series EGL 98 1302, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	11,600	11,600
Series Floaters 04 1, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	5,025	5,025
Series MT 15, 1.9% (Liquidity Facility BNP Paribas SA) (b)(f)	7,990	7,990
Series PT 2354, 1.9% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,890	7,890
Series PT 2356, 1.9% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	9,565	9,565
Series Putters 510, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,315	5,315
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,695	3,695
(MRC Polymers, Inc. Proj.) Series 2001, 1.93%, LOC Lasalle Bank NA, VRDN (b)(e)	6,055	6,055
Chicago Midway Arpt. Rev. Series 1998 A, 1.83% (MBIA Insured), VRDN (b)(e)	18,100	18,100
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series PT 798, 1.75%, tender 7/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	4,995	4,995
Participating VRDN:
Series BA 99 X2, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	32,670	32,670
Series BA 99 X1, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,995	14,995
Series Merlots 01 A85, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,730	5,730
Series MT 53, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	16,650	16,650
Series PA 1198, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,425	3,425
Series PA 1199, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series PA 1200, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$2,250	$2,250
Series PT 755, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,000	7,000
Series PT 756, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,990	7,990
Series Putters 253, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,995	9,995
Series Putters 368Z, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,850	10,850
Series Putters 370, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,995	4,995
Series Putters 383, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,995	4,995
Series Putters 496, 1.93% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)(f)	5,565	5,565
Series Putters 670, 1.93% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)(f)	7,460	7,460
Series ROC II R69, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	18,070	18,070
Series ROC II R70, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 1.95%, LOC Lasalle Bank NA, VRDN (b)(e)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,195	4,195
Series PT 2041, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,830	7,830
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	680	680
Series FRRI 02 L24J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	1,515	1,515
Series Merlots 00 A31, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	100	100
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Merlots 01 A125, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,970	4,970
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 1.96% (Liquidity Facility Bank of America NA) (b)(f)	$9,995	$9,995
Series Merlots 00 TT, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	18,785	18,785
Series Merlots 97 V, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.95%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,580	19,580
Clipper Tax-Exempt Trust Participating VRDN Series 2003 7, 1.94% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	8,995	8,995
Cook County Gen. Oblig. Participating VRDN Series PA 591, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,300	5,300
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 2.02%, LOC Lasalle Bank NA, VRDN (b)(e)	5,200	5,200
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1.92%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,425	5,425
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,020	4,020
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 2.15% tender 3/7/05, CP mode (e)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 2.09%, LOC M&I Marshall & Ilsley Bank, VRDN (b)(e)	3,400	3,400
(Delta-Unibus Corp. Proj.) Series 2001, 1.97%, LOC Bank of America NA, VRDN (b)(e)	3,400	3,400
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,352	2,352
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,975	4,975
(Yale-South Haven Proj.) Series 1994, 2.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,050	1,050
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 1.92%, LOC HSBC Bank USA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
1.92%, LOC Wachovia Bank NA, VRDN (b)(e)	16,000	16,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 1.92% (MBIA Insured), VRDN (b)(e)	9,860	9,860
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	$9,040	$9,040
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	9,100	9,100
Series EGL 02 1301, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	5,900	5,900
Series EGL 02 1304, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	5,040	5,040
Series EGL 02 6025, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900	9,900
Series MSTC 01 148, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	12,435	12,435
Series PT 1882, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,885	9,885
Series PT 379, 1.9% (Liquidity Facility DEPFA BANK PLC) (b)(f)	10,465	10,465
Series PT 871, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	4,000	4,000
Series Putters 02 321, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	14,510	14,510
Series ROC II R4536, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,195	5,195
Illinois Health Facilities Auth. Rev.:
Bonds Series PT 977, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	10,030	10,030
Participating VRDN:
Series PA 848R, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,190	5,190
Series PT 763, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,195	20,195
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series 720050003 Class A, 1.9% (Liquidity Facility Citibank NA) (b)(f)	4,400	4,400
Series Merlots 01 A48, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,915	8,915
Series Merlots 02 A23, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,795	10,795
Series Merlots 02 A24, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,970	4,970
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 02 A41, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	$8,500	$8,500
Series MSTC 9044, 1.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,200	8,200
Series PT 2317, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,360	5,360
Series PT 2394, 1.9% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	24,955	24,955
Series PT 2398, 1.9% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	26,255	26,255
Series SG 3, 1.92% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Series SGB 19, 1.9% (Liquidity Facility Societe Generale) (b)(f)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series PT 1929, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,630	7,630
Series ROC II R4542, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,000	5,000
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 1.92%, LOC Bank of America NA, VRDN (b)(e)	24,000	24,000
Series 1998 A, 1.95% (MBIA Insured), VRDN (b)(e)	1,450	1,450
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.92%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,500	5,500
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	4,600	4,600
Series Putters 269, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,660	2,660
Series TOC 05 V1, 1.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	9,175	9,175
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$3,505	$3,505
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.95%, LOC Fannie Mae, VRDN (b)(e)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	1,000	1,000
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.93%, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,500	9,500
Schaumburg Village Gen. Oblig. Participating VRDN Series Merlots 04 C33, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,900	4,900
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	3,165	3,165
Participating VRDN Series Merlots 00 S, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,500	3,500
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 2.02%, LOC Bank of America NA, VRDN (b)(e)	4,660	4,660
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) 1.87% (BP PLC Guaranteed), VRDN (b)(e)	7,400	7,400
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.) 1.95%, LOC Lasalle Bank NA, VRDN (b)(e)	13,070	13,070
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,690	5,690
		969,702
Indiana - 1.4%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.93%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	5,965	5,965
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,450	10,450
Carmel Clay Parks Bldg. Corp. Participating VRDN Series Putters 539, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,815	5,815
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 2.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.95%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	$8,048	$8,048
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 1.92%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,062	2,062
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 2.03%, VRDN (b)(e)	6,500	6,500
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 1.95%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	3,175	3,175
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.86%, LOC Suntrust Bank, VRDN (b)(e)	6,200	6,200
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.86%, LOC Suntrust Bank, VRDN (b)(e)	6,100	6,100
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 1.97%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,250	6,250
Series 2002 B, 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Indiana Health Facility Fing. Auth. Rev.:
Participating VRDN:
Series PA 972, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,400	7,400
Series Putters 771, 1.9% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	12,560	12,560
(The Board of Trustees Major Hosp. Proj.) 1.92%, LOC JPMorgan Chase Bank, VRDN (b)	9,700	9,700
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 00 B6, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	50	50
Series Merlots 01 A2, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,260	1,260
Series Merlots 97 H, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,260	4,260
Series ROC II R99, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$5,915	$5,915
Series Putters 479, 1.9% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	7,480	7,480
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 2%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	9,968	9,968
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 1.92%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,300	6,300
(US LLC Proj.) Series 1996, 2.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	410	410
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,690	5,690
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 2.06%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,000	1,000
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 1.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 1.97%, LOC Bank of America NA, VRDN (b)(e)	1,400	1,400
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 1.91%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Series 1999 A, 1.91%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 1.91%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200	5,200
Series 1985 L2:
1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,600	6,600
2.1% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	300	300
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.99%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	5,195	5,195
		223,103
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Iowa - 0.8%
Iowa Fin. Auth. Participating VRDN:
Series 2003 L21J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$9,675	$9,675
Series LB 04 L33J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	12,245	12,245
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.85%, LOC KBC Bank NV, VRDN (b)	9,075	9,075
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.97%, LOC Bank of America NA, VRDN (b)(e)	2,700	2,700
Iowa Fin. Auth. Single Family Rev.:
Bonds (Mtg. Backed Securities Prog.) Series 2004 G, 2.06%, tender 6/1/05 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	4,500	4,500
Participating VRDN:
Series BA 00 N, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	10,175	10,175
Series ROC II R74, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	3,220	3,220
Iowa Gen. Oblig. TRAN 3% 6/30/05	87,600	87,938
		139,528
Kansas - 0.4%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	12,100	12,100
Series 1985 C2, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,700	2,700
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.92%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN:
Series EGL 00 1601, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series EGL 04 1005, 1.9% (Liquidity Facility Citibank NA) (b)(f)	3,800	3,800
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.) Series G1, 1.92%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 1.92%, LOC Fannie Mae, VRDN (b)(e)	7,800	7,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Sedgwick & Shawnee Counties Participating VRDN Series PT 674, 1.97% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	$2,875	$2,875
Wichita Hosp. Rev. Participating VRDN Series MT 64, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	8,435	8,435
		72,810
Kentucky - 1.2%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.9% tender 3/10/05, LOC Fifth Third Bank, Cincinnati, CP mode	42,800	42,800
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 1.95% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.95% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	24,050	24,050
Series 1993 B, 1.95% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	8,900	8,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 1.96%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 2%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 2.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,320	1,320
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 2% tender 3/4/05, CP mode	5,000	5,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,475	5,475
Series PT 490, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	3,120	3,120
Series PT 521, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.92%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03 L49J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	3,910	3,910
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series PT 740, 1.96% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	$11,800	$11,800
Series PT 869, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	145	145
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky LLC Proj.) 1.96%, LOC Wachovia Bank NA, VRDN (b)(e)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 1.96%, LOC Wachovia Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	17,350	17,350
Series 1984 B2, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	11,230	11,230
Series 1984 B3, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	9,570	9,570
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 2%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,385	2,385
		204,265
Louisiana - 1.8%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN:
Series MS 973, 1.94% (Liquidity Facility Morgan Stanley) (b)(e)(f)	47,500	47,500
Series MS 996, 1.96% (Liquidity Facility Morgan Stanley) (b)(e)(f)	9,995	9,995
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,140	8,140
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 1.97%, VRDN (b)(e)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
Lafayette Utils. Rev. Participating VRDN:
Series Merlots B23, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	$14,015	$14,015
Series PT 2323, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,245	5,245
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.94%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,400	14,400
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series LB 99 A52, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	2,230	2,230
Series MS 01 694, 1.96% (Liquidity Facility Morgan Stanley) (b)(e)(f)	5,465	5,465
Series PT 516, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,595	4,595
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 2.01% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	3,795	3,795
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series MT 46, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	7,995	7,995
New Orleans Aviation Board Rev. Series 1997 A, 2.06% (MBIA Insured), VRDN (b)(e)	20,740	20,740
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	5,790	5,790
New Orleans Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 857, 1.96% (Liquidity Facility Morgan Stanley) (b)(e)(f)	22,135	22,135
New Orleans Indl. Dev. Board Multi-family Hsg. Rev. (LGD Rental I Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	6,500	6,500
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.):
Series 1994, 1.87%, VRDN (b)(e)	24,950	24,950
Series 1995, 1.87%, VRDN (b)(e)	11,000	11,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 2% tender 3/1/05, CP mode	16,200	16,200
(Dow Chemical Co. Proj.):
Series 1993, 1.97%, VRDN (b)(e)	15,000	15,000
Series 1994 A, 1.97%, VRDN (b)(e)	8,200	8,200
Series 1994 B, 1.91%, VRDN (b)	8,900	8,900
Series 1995, 1.97%, VRDN (b)(e)	23,975	23,975
		294,265
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maine - 0.4%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 3, 1.96% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	$21,160	$21,160
Series MT 6, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,245	6,245
Series MT 77, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,570	5,570
Series PT 2336, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,925	2,925
Series PT 2352, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,950	4,950
Series PT 2487, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 2%, LOC Bank of New York, New York, VRDN (b)(e)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	2,000	2,000
		70,145
Maryland - 1.7%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.87% tender 4/8/05, LOC Wachovia Bank NA, CP mode (e)	35,000	35,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.09% tender 4/1/05, LOC Wachovia Bank NA, CP mode	13,600	13,600
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.97%, LOC Danske Bank AS, VRDN (b)	2,000	2,000
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 1.91%, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,750	6,750
Series 1995, 1.87% 3/11/05, CP	21,000	21,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.12% tender 3/17/05, LOC Wachovia Bank NA, CP mode	16,065	16,065
Baltimore Rev. Participating VRDN Series SGA 20, 1.9% (Liquidity Facility Societe Generale) (b)(f)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Participating VRDN:
Series LB 04 L24, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$12,800	$12,800
Series LB 04 L59J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,730	7,730
Series LB 04 L75J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,975	9,975
Series Merlots 01 B2, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,770	3,770
Series PT 525, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,490	4,490
(Parlane Apts. Proj.) Series 2001 C, 1.89%, LOC Fannie Mae, VRDN (b)(e)	1,400	1,400
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 1.92%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	1,800	1,800
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 867, 1.92% (Liquidity Facility Morgan Stanley) (b)(f)	20,000	20,000
Series SGA 143, 1.9% (Liquidity Facility Societe Generale) (b)(f)	8,295	8,295
Series 2004 C, 1.9% 4/11/05, CP	12,000	12,000
Series A, 1.75% 3/3/05, CP	7,000	7,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,600	2,600
Series MT 88, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,500	10,500
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	8,415	8,415
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	$7,735	$7,735
Series PT 842, 1.95% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	9,995	9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	645	645
		276,540
Massachusetts - 0.1%
New England Ed. Ln. Marketing Corp. Bonds Series A, 5.7% 7/1/05 (e)	10,000	10,114
Michigan - 1.9%
Detroit City School District Participating VRDN:
Series BA 02 H, 1.94% (Liquidity Facility Bank of America NA) (b)(f)	4,620	4,620
Series ROC II R4004, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,765	4,765
Detroit Gen. Oblig. Participating VRDN Series EGL 04 1006 Class A, 1.9% (Liquidity Facility Citibank NA) (b)(f)	8,910	8,910
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,200	3,200
Series Merlots 04 B2, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,320	9,320
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,995	6,995
Series PA 1151, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,740	8,740
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	12,520	12,520
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	6,390	6,390
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,230	7,230
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A1, 1.9%, LOC Comerica Bank, Detroit, VRDN (b)	15,195	15,195
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,845	14,845
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Participating VRDN: - continued
Series AAB 03 35, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$5,900	$5,900
Series LB 03 L34J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	10,645	10,645
Series PT 1954, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,660	8,660
Michigan Gen. Oblig. Participating VRDN Series PT 2021, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,435	4,435
Michigan Higher Ed. Student Ln. Auth. Rev. 1.92% (AMBAC Insured), VRDN (b)(e)	9,000	9,000
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 1.89% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 1.9%, LOC Bank of America NA, VRDN (b)(e)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 1.94% (MBIA Insured), VRDN (b)(e)	6,620	6,620
Series 2002 A, 1.94% (MBIA Insured), VRDN (b)(e)	4,000	4,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
LB 04 L58J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	16,270	16,270
Series BA 02 F, 1.94% (Liquidity Facility Bank of America NA) (b)(f)	4,995	4,995
Series EGL 00 2201, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	10,110	10,110
Series LB 04 L57J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	26,750	26,750
Series MS 718, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	5,217	5,217
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 2.02% tender 3/2/05, CP mode (e)	3,100	3,100
(Fintex LLC Proj.) Series 2000, 2.02%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,720	1,720
(Majestic Ind., Inc. Proj.) 2.02%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,700	1,700
(Orchestra Place Renewal Proj.) Series 2000, 2.03%, LOC ABN-AMRO Bank NV, VRDN (b)	6,500	6,500
(YMCA Metropolitan Lansing Proj.) 1.97%, LOC Standard Fed. Bank, VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.5%, VRDN (b)	$18,000	$18,000
2.45%, VRDN (b)	30,865	30,865
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	8,475	8,475
		307,512
Minnesota - 1.4%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 1.95% tender 3/11/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (e)	3,350	3,350
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	19,135	19,135
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 1.9%, LOC Lasalle Bank NA, VRDN (b)(e)	7,195	7,195
(Regatta Commons Proj.) Series A, 1.9%, LOC Lasalle Bank NA, VRDN (b)(e)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 1.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	9,060	9,060
Series MT 61, 1.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	6,225	6,225
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 1.92%, LOC Fannie Mae, VRDN (b)(e)	4,325	4,325
Hennepin County Gen. Oblig. Series 1996 C, 2%, VRDN (b)(e)	700	700
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.92%, LOC Lasalle Bank NA, VRDN (b)(e)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MSCO 01 633, 1.96% (Liquidity Facility Morgan Stanley) (b)(e)(f)	15,919	15,919
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series PT 1442, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,265	5,265
Series PT 1457, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,235	5,235
Series PT 1459, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,660	5,660
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN: - continued
Series PT 735, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	$5,225	$5,225
Minneapolis Rev. Bonds 1.75%, tender 4/14/05 (b)	8,720	8,720
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	36,500	36,500
Series PT 1941, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,000	20,000
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 03 L28J, 2.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,500	9,500
Series LB 04 L23, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,830	7,830
Series Merlots 01 B3, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,370	2,370
Series G, 1.92% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	9,000	9,000
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.):
Series 1992 C, 1.95% tender 3/14/05, CP mode	18,900	18,900
Series 2000 B, 1.95% tender 3/14/05 (Liquidity Facility U.S. Bank NA, Minnesota), CP mode	13,000	13,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	2,500	2,500
		224,314
Mississippi - 1.0%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,300	20,300
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 2.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.92%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN: - continued
Series Putters 138, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	$11,945	$11,945
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 2.01%, LOC Southtrust Bank NA, VRDN (b)(e)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 2.01%, LOC Southtrust Bank NA, VRDN (b)(e)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 2.01%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series MS 989, 1.96% (Liquidity Facility Morgan Stanley) (b)(e)(f)	66,140	66,140
		156,170
Missouri - 1.2%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175, 1.9% (Liquidity Facility Societe Generale) (b)(f)	18,000	18,000
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	23,975	23,975
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 1.92%, LOC Fannie Mae, VRDN (b)(e)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.95%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,300	7,300
Kansas City Passenger Facilities Charge Rev. Participating VRDN Series MT 17, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	11,810	11,810
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 1.97%, LOC WestLB AG, VRDN (b)(e)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,325	13,325
(Lutheran High School Assoc. Proj.) 2.03%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,500	6,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 362, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,815	10,815
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 48, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	9,835	9,835
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 1.99% (Liquidity Facility Bank of America NA) (b)(e)(f)	$6,075	$6,075
Series FRRI 03 L5J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,935	7,935
Series FRRI A64, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	1,275	1,275
Series LB 04 L15, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,500	4,500
Series LB 04 L35J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,475	7,475
Series Merlots 01 A28, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,650	2,650
Series PT 2038, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,575	2,575
Series PT 595, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,785	1,785
Series Putters 224, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,655	2,655
Saint Charles County Indl. Dev. Auth. Multi-family Rev. (Peine Lakes Apts. Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	2,150	2,150
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.93%, LOC Fannie Mae, VRDN (b)(e)	13,250	13,250
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 1.9%, LOC Lasalle Bank NA, VRDN (b)(e)	4,500	4,500
Series B, 1.9%, LOC Lasalle Bank NA, VRDN (b)(e)	15,500	15,500
		199,135
Montana - 0.2%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	5,605	5,605
Series LB 03 L33J, 2.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	18,895	18,895
Series LB 04 6, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,835	7,835
Series Merlots 02 A19, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,575	2,575
		34,910
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 1.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.92%, LOC Bank of America NA, VRDN (b)(e)	$3,000	$3,000
Nebhelp, Inc. Rev. Series C, 1.93% (MBIA Insured), VRDN (b)(e)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 00 H, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	635	635
Series BA 98 J, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,995	14,995
Series FRRI L31, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,715	2,715
Series Merlots 00 O, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	880	880
Series Merlots 00 UU, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,085	5,085
Series 2000 F, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	19,290	19,290
Series 2000 G, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	1,710	1,710
Series 2001 B, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	17,430	17,430
Series 2001 E, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,010	9,010
Series 2002 B, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	24,805	24,805
Series 2002 F, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	27,390	27,390
Series 2003 B, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	15,690	15,690
Series 2003 E, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,940	9,940
Series 2004 B, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	11,980	11,980
Series 2004 G, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	10,000	10,000
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 1.9% (Liquidity Facility Citibank NA) (b)(f)	5,330	5,330
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10, 1.9% (Liquidity Facility Citibank NA) (b)(f)	$5,065	$5,065
Omaha Pub. Pwr. District Elec. Rev. 1.9% 3/9/05 (Liquidity Facility JPMorgan Chase Bank), CP	25,700	25,700
Omaha Spl. Oblig. Participating VRDN Series DB 125, 1.9% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,270	8,270
		234,220
Nevada - 1.1%
Clark County Arpt. Rev.:
Participating VRDN:
Series MT 31, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	11,590	11,590
Series PT 2358, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,225	5,225
Series Putters 498, 1.93% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)(f)	21,335	21,335
Series C, 1.9% (XL Cap. Assurance, Inc. Insured), VRDN (b)(e)	37,900	37,900
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series B, 1.92%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	25,000	25,000
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Participating VRDN Series Stars 91, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,815	4,815
Clark County School District Participating VRDN:
Series FRRI 02 D, 1.94% (Liquidity Facility Bank of New York, New York) (b)(f)	5,910	5,910
Series PT 2406, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,915	5,915
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 2.01%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	8,060	8,060
Las Vegas Valley Wtr. District Participating VRDN:
Series PT 1672, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,310	5,310
Series PT 1675, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,950	11,950
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.9% (Liquidity Facility Societe Generale) (b)(f)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,160	3,160
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Nevada Hsg. Division: - continued
(Horizon Apt. Hsg. Proj.) Series 2000 A, 1.89%, LOC Fannie Mae, VRDN (b)(e)	$5,510	$5,510
Series 2002 A, 1.89%, LOC Fannie Mae, VRDN (b)(e)	7,510	7,510
		182,290
New Hampshire - 1.2%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.97% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	46,313	46,313
Manchester Arpt. Rev. 1.94% (FGIC Insured), VRDN (b)(e)	34,570	34,570
Manchester School Facilities Rev. Participating VRDN Series BS 217, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	14,445	14,445
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A:
1.85% tender 3/8/05, CP mode (e)	4,000	4,000
1.9% tender 3/9/05, CP mode (e)	10,000	10,000
1.93% tender 3/9/05, CP mode (e)	20,000	20,000
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 2.05%, LOC HSBC Bank USA, VRDN (b)(e)	3,650	3,650
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 1.95%, LOC Deutsche Bank AG, VRDN (b)(e)	20,000	20,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 1.92% (Liquidity Facility Morgan Stanley) (b)(f)	22,000	22,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.:
Bonds Series Merlots 00 A29, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	2,730	2,730
Participating VRDN:
Series BA 01 B, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,390	2,390
Series Merlots 00 B13, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	750	750
Series Merlots 01 A51, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,155	2,155
Series Merlots 97 F, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,615	2,615
Series PA 351, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,050	1,050
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev.: - continued
Participating VRDN:
Series PT 348, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$1,055	$1,055
Series Putters 357, 1.93% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)(f)	11,880	11,880
		199,603
New Jersey - 1.0%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	124,400	124,400
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series 720050001 Class A, 1.9% (Liquidity Facility Citibank NA) (b)(f)	17,500	17,500
Series PT 2402, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	28,380	28,380
		170,280
New Mexico - 0.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series BA 04B, 1.9% (Liquidity Facility Bank of America NA) (b)(f)	5,160	5,160
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.94%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,785	1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 2.09%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	940	940
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	22,250	22,250
New Mexico Mtg. Fin. Auth.:
Bonds Series Merlots 01 A37, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	7,190	7,190
Participating VRDN:
Series FRRI 03 L15, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,230	7,230
Series Merlots 00 A9, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,565	1,565
Series PA 118, 1.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	580	580
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
New Mexico Mtg. Fin. Auth.: - continued
Participating VRDN:
Series PT 225, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$7,275	$7,275
Series PT 2314, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,680	2,680
		56,655
New York - 0.8%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 1.98% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	10,995	10,995
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.93% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	38,200	38,200
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.92%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (b)	44,900	44,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 1.88% 3/3/05 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	20,000	20,000
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,940	3,940
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 2.05%, tender 6/15/05 (Liquidity Facility Bank of New York, New York) (b)(f)(g)	10,000	10,000
		129,535
Non State Specific - 1.2%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series 2004 11, 2.01% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	32,170	32,170
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	27,300	27,300
Series 2003 10, 2.06% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	50,800	50,800
Series 2003 13, 1.98% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	12,750	12,750
Series 2003 3, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	25,700	25,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Non State Specific - continued
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN:
Series LB 04 L68J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$30,275	$30,275
Series LB 05 LJ5, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	26,580	26,580
		205,575
North Carolina - 0.9%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.99%, LOC Nat'l. City Bank, VRDN (b)(e)	2,800	2,800
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	3,000	3,000
Columbus County Indl. Facilities & Poll. Cont. Rev. (Conflandey, Inc. Proj.) 1.97%, LOC BNP Paribas SA, VRDN (b)(e)	3,500	3,500
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	5,655	5,655
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.99%, VRDN (b)(e)	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1.97%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	3,650	3,650
Montgomery County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Republic Svcs. Proj.) 1.86%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	4,400	4,400
North Carolina Gen. Oblig. Participating VRDN Series PT 1962, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,450	5,450
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 02 L7, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,790	5,790
Series FRRI 03 L17, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,200	2,200
North Carolina Med. Care Commission Rev. Participating VRDN Series ROC II R296, 1.9% (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Piedmont Triad Arpt. Auth. Series B, 1.92% (XL Cap. Assurance, Inc. Insured), VRDN (b)(e)	11,500	11,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 2.1%, LOC Citibank NA, New York, VRDN (b)(e)	$7,400	$7,400
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
(Pine Brick Co., Inc. Proj.) Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	7,600	7,600
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	34,355	34,355
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	7,900	7,900
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tenn Converting Corp. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	2,750	2,750
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,030	9,030
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,875	1,875
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	5,400	5,400
		153,295
North Dakota - 0.2%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	9,150	9,150
North Dakota Hsg. Fin. Agcy. Rev.:
Participating VRDN Series PT 00 488, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,770	2,770
(Home Mortgage Fin. Prog. Series 2004 C, 1.89% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	23,245	23,245
		35,165
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - 1.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 1.91% (Liquidity Facility Sallie Mae), VRDN (b)(e)	$35,700	$35,700
Series 1998 A2, 1.91% (Liquidity Facility Sallie Mae), VRDN (b)(e)	34,200	34,200
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,495	6,495
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.91% (AMBAC Insured), VRDN (b)	12,925	12,925
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 2.01%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,800	7,800
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Sub Series B1, 1.85%, VRDN (b)	23,900	23,900
Sub Series B3, 1.85%, VRDN (b)	9,700	9,700
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	6,000	6,000
Ohio Bldg. Auth. Participating VRDN Series LB 04 L21J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	9,240	9,240
Ohio Gen. Oblig. Participating VRDN:
Series PT 1591, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,405	10,405
Series ROC II R1068, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,900	2,900
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 00 F, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	10,015	10,015
Series BA 00 Q, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	900	900
Series BA 98 B, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	20,300	20,300
Series BA 98 Q, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	20,395	20,395
Series BA 99 Q, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,675	1,675
Series LB 03 L46J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,020	5,020
Series PT 241, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,280	5,280
Series PT 582, 1.94% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.95%, LOC Key Bank NA, VRDN (b)(e)	$3,800	$3,800
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 1.95%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,400	2,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.99%, LOC Fleet Bank NA, VRDN (b)(e)	8,100	8,100
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 2%, LOC Standard Fed. Bank, VRDN (b)(e)	800	800
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 2.01%, LOC Key Bank NA, VRDN (b)(e)	2,200	2,200
(Kidd Dev. Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,500	1,500
		244,750
Oklahoma - 1.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2004 3, 1.98% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	17,070	17,070
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100	7,100
Grand River Dam Auth. Rev. Participating VRDN Series PT 1953, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 2.42%, tender 12/1/05 (b)(e)	10,000	10,000
(ConocoPhillips Co. Proj.) 1.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 1.92%, LOC Bank of Nova Scotia, VRDN (b)(e)	3,100	3,100
Oklahoma Gen. Oblig. Participating VRDN Series PT 1879, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,655	9,655
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 03 L29J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,300	6,300
Series LB 99 A5, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	2,375	2,375
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 167, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	$1,800	$1,800
Series PT 305, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	2,920	2,920
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 1.92% (MBIA Insured), VRDN (b)(e)	22,125	22,125
Series 2003 A2, 1.92% (MBIA Insured), VRDN (b)(e)	9,700	9,700
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.96% (Liquidity Facility Morgan Stanley) (b)(e)(f)	49,300	49,300
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.97%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 2.06% (Liquidity Facility Bank of America NA) (b)(e)(f)	12,045	12,045
Series BA 97 B2, 2.01% (Liquidity Facility Bank of America NA) (b)(f)	7,000	7,000
		179,185
Oregon - 0.5%
Multnomah Co. Hosp. Facilities Auth. Rev. Participating VRDN Series PA 1257, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Oregon Dept. Administrative Services Participating VRDN Series EGL 04 2011, 1.9% (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 1.99%, LOC Nat'l. City Bank, PA, VRDN (b)(e)	4,795	4,795
Oregon Gen. Oblig. Participating VRDN:
Series LB 04 L73J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	28,975	28,975
Series ROC II R6001, 1.9% (Liquidity Facility Citibank NA) (b)(f)	4,970	4,970
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,330	7,330
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 2.03% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	11,750	11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Port of Portland Arpt. Rev. Participating VRDN Series PT 683, 1.95% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	$10,690	$10,690
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 1.92%, LOC Bank of America NA, VRDN (b)(e)	200	200
		78,210
Pennsylvania - 4.0%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,905	10,905
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.95%, VRDN (b)	40,400	40,400
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 95 3503, 1.89% (Liquidity Facility Citibank NA, New York) (b)(f)	15,600	15,600
Series EGL 95 3504, 1.89% (Liquidity Facility Citibank NA, New York) (b)(f)	19,800	19,800
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 2.15% tender 3/7/05, CP mode (e)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 2.05%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	70,300	70,300
Series 1998 A2, 2.06%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 2.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,675	2,675
Harrisburg Auth. Wtr. Rev. Series A, 1.9% (FGIC Insured), VRDN (b)	11,200	11,200
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.89% (MBIA Insured), VRDN (b)	6,300	6,300
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 2.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series A, 1.95% tender 3/1/05, LOC Wachovia Bank NA, CP mode (e)	4,650	4,650
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.93% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	11,925	11,925
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 1.92% tender 3/1/05, CP mode (e)	$18,250	$18,250
Series 1991, 2.15% tender 3/7/05, CP mode (e)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.91%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 1.94%, VRDN (b)(e)	15,800	15,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	100	100
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	175	175
Series 1994 B3, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	800	800
Series 1995 D10, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Series 1996 D5, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,000	2,000
Series 1997 B1, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,100	1,100
Series 1997 B4, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,100	1,100
Series 1997 B6, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	500	500
Series 1997 B8, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	800	800
Series 1997 B9, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	700	700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 2.07% (Sunoco, Inc. Guaranteed), VRDN (b)(e)	8,400	8,400
Series B, 2.06% (Sunoco, Inc. Guaranteed), VRDN (b)(e)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 1.95% (AMBAC Insured), VRDN (b)(e)	18,600	18,600
Series 2000 A, 1.95% (AMBAC Insured), VRDN (b)(e)	21,800	21,800
Series 2001 B, 1.91% (FSA Insured), VRDN (b)(e)	25,100	25,100
Series 2002 B, 1.95% (FSA Insured), VRDN (b)(e)	47,200	47,200
Series A:
1.95% (AMBAC Insured), VRDN (b)(e)	20,000	20,000
1.95% (FSA Insured), VRDN (b)(e)	19,500	19,500
Series A1, 1.95% (AMBAC Insured), VRDN (b)(e)	35,400	35,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 1.92%, LOC Lloyds TSB Bank PLC (b)(f)	$15,000	$15,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 1235, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,200	5,200
Series PT 2068, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	13,520	13,520
Series PT 2190, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	13,780	13,780
Series PT 890, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	30,800	30,800
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	12,490	12,490
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 04 29 Class A, 1.89% (Liquidity Facility Citibank NA) (b)(f)	8,430	8,430
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.95% (Liquidity Facility Societe Generale) (b)(e)(f)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,795	3,795
Philadelphia Gen. Oblig. TRAN 3% 6/30/05	10,000	10,030
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	18,600	18,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	3,715	3,715
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 B, 2.1% tender 5/3/05, LOC Dexia Cr. Local de France, CP mode (e)	6,948	6,948
Series 1993, 2.1% tender 5/3/05, LOC Dexia Cr. Local de France, CP mode (e)	12,148	12,148
		658,206
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Bonds Series 2002 39C, 4% 3/24/05 (e)	15,180	15,203
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 1.92%, LOC Fleet Bank NA, VRDN (b)(e)	2,400	2,400
		17,603
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - 2.0%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 1.87%, VRDN (b)(e)	$33,450	$33,450
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	8,650	8,650
Charleston County School District:
Participating VRDN Series PT 2100, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,785	13,785
TAN 2.5% 4/15/05	42,200	42,230
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.93%, VRDN (b)(e)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650	6,650
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,760	3,760
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating VRDN Series Austin 05 A, 1.91% (Liquidity Facility Bank of America NA) (b)(f)	18,230	18,230
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	8,825	8,825
Richland County School District #2 Participating VRDN Series PT 1646, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,060	18,060
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,805	2,805
Series PA 1072, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,475	5,475
Series PT 326, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	17,055	17,055
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	3,000	3,000
(City Heights Apt. Proj.) Series 2000 A1, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	1,960	1,960
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1.96%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	$2,200	$2,200
(Carolina Ceramics LLC Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	4,000	4,000
(Carolinas Recycling Group Proj.) Series 2001, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	4,200	4,200
(Chambers Richland Co. Landfill Proj.) Series 1997, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	9,000	9,000
(Giant Cement Holding, Inc. Proj.) 1.88%, LOC Citibank NA, New York, VRDN (b)(e)	11,250	11,250
(Keys Printing Co. Proj.) 2.01%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,700	1,700
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.93%, LOC Wachovia Bank NA, VRDN (b)(e)	1,100	1,100
Series 1997 B, 1.93%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800	1,800
Series C, 1.93%, LOC Wachovia Bank NA, VRDN (b)(e)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 1.92%, LOC Suntrust Bank, VRDN (b)(e)	4,400	4,400
(Turnils North America Proj.) Series 1999, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	4,700	4,700
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.92%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.94% (FSA Insured), VRDN (b)(e)	7,500	7,500
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 17, 1.9% (Liquidity Facility Citibank NA) (b)(f)	7,660	7,660
Series Merlots 00 L, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,500	6,500
Series Merlots B6, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,890	9,890
Series Putters 277, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,285	5,285
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	12,500	12,500
Series PT 2304, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,830	12,830
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN: - continued
Series PT 2306, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$5,180	$5,180
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.2% tender 4/7/05, CP mode	20,950	20,950
		337,525
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 2%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
Series 2004 G, 1.89% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	11,000	11,000
1.89% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	5,000	5,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN:
Series PT 826, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	960	960
Series PT 888, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,680	17,680
Series PT 907, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,140	3,140
Series PT 957, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	9,315	9,315
		53,595
Tennessee - 2.0%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	27,000	27,000
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 2.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,400	1,400
Hallsdale-Powell Util. District Knox County Wtr. & Swr. Rev. Participating VRDN Series MS 1000, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	6,260	6,260
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.92%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series FRRI 00 A2, 1.93% (Liquidity Facility Bank of New York, New York) (b)(f)	$100	$100
Series LB 03 L8J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	25,700	25,700
Series PT 922, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	23,000	23,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 1.96%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.95%, VRDN (b)(e)	11,600	11,600
Maury County Indl. Dev. Board Swr. Disp. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.91%, VRDN (b)(e)	7,000	7,000
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
Memphis Elec. Sys. Rev. Participating VRDN:
Series Putters 377, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,000	14,000
Series Putters 378, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,915	17,915
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	22,000	22,000
Series PT 706, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,525	5,525
Series PT 718, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,995	4,995
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev. 1.92%, LOC Suntrust Bank, VRDN (b)(e)	11,700	11,700
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.97%, LOC Landesbank Baden-Wuerttemberg, VRDN (b)(e)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.92%, LOC Lasalle Bank NA, VRDN (b)(e)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 1.88% (AMBAC Insured), VRDN (b)(e)	10,500	10,500
Series II D1, 1.93% (AMBAC Insured), VRDN (b)(e)	17,275	17,275
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 00 4201, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	16,045	16,045
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Shelby County Gen. Oblig.: - continued
Participating VRDN:
Series EGL 01 4202, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	$15,550	$15,550
Series 2003 A, 1.88% 3/2/05, CP	6,500	6,500
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 1.92%, LOC Suntrust Bank, VRDN (b)(e)	1,500	1,500
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 1.99% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,535	3,535
Series FRRI 02 L13, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,660	6,660
Series LB L32J, 2.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,710	4,710
Series Merlots 05 C3, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,100	6,100
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.92%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		324,070
Texas - 13.5%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	21,805	21,805
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	9,300	9,300
1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,740	8,740
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.94% (Liquidity Facility Bank of America NA) (b)(f)	8,250	8,250
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	10,195	10,195
Series Merlots 00 LLL, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,140	7,140
Series Merlots 01 A63, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,415	6,415
Series Merlots 02 A1, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,070	2,070
Series ROC II R6029, 1.9% (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.91%, LOC JPMorgan Chase Bank, VRDN (b)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series SG B55, 1.9% (Liquidity Facility Societe Generale) (b)(f)	$26,000	$26,000
Boerne Independent School District Participating VRDN Series DB 118, 1.9% (Liquidity Facility Deutsche Bank AG) (b)(f)	11,130	11,130
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 1.8%, tender 8/1/05 (b)(e)	6,800	6,800
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) 1.9%, LOC Wachovia Bank NA, VRDN (b)(e)	49,000	49,000
(Texas Utils. Energy Co. Proj.) Series A, 1.92%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev.:
(JT Venture Proj.) Series 1998, 1.87%, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
(Merey Sweeny LP Proj.) Series 2000 A, 1.87%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,600	3,600
Brazosport Independent School District Participating VRDN Series PT 2315, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,360	5,360
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.92%, LOC HSBC Bank USA, VRDN (b)(e)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	6,885	6,885
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.92%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	22,100	22,100
1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	22,100	22,100
Cypress-Fairbanks Independent School District:
Bonds:
Series AAB 02 13, 1.91%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	9,940	9,940
Series Merlots 01 A129, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	14,430	14,430
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cypress-Fairbanks Independent School District: - continued
Participating VRDN:
Series Merlots C16, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	$4,995	$4,995
Series PT 1649, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	990	990
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,265	5,265
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,575	6,575
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds Series PT 825, 1.75%, tender 7/7/05 (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)(g)	9,995	9,995
Participating VRDN:
Series EGL 03 20, 1.94% (Liquidity Facility Citibank NA, New York) (b)(e)(f)	16,800	16,800
Series FRRI 02 L29J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	12,735	12,735
Series Merlots 00 II, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	11,695	11,695
Series Merlots 02 A13, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,795	4,795
Series PT 2318, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,640	5,640
Series PT 682, 1.95% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	9,005	9,005
Series Putters 201, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	18,245	18,245
Series Putters 202, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,220	23,220
Series Putters 350, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,140	7,140
Series Putters 353, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,220	7,220
Series Putters 354, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000	5,000
Series Putters 355, 1.93% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,995	7,995
Series RF 03 4, 2.01% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	17,345	17,345
1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	$24,435	$24,435
Dallas Gen. Oblig. Participating VRDN Series Putters 598, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	5,895	5,895
Dallas Independent School District Participating VRDN Series PT 2181, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,665	3,665
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	9,220	9,220
Series MS 01 635, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	15,210	15,210
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 1.9% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	4,120	4,120
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,775	2,775
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,125	16,125
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 2.05%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,000	2,000
Garland Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primerose at Crist Apts. Proj.) 1.95%, LOC Wachovia Bank NA, VRDN (b)(e)	6,900	6,900
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 2.02%, LOC Suntrust Bank, VRDN (b)(e)	4,475	4,475
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 1.75%, tender 6/1/05, LOC State Street Bank & Trust Co., Boston (a)(b)(e)	15,000	15,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1996 A, 1.92%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	9,000	9,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,280	3,280
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1999, 1.87%, LOC BNP Paribas SA, VRDN (b)(e)	$17,300	$17,300
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.87%, LOC JPMorgan Chase Bank, VRDN (b)(e)	13,700	13,700
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 1.95% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	5,000	5,000
(Amoco Oil Co. Proj.) Series 1998, 1.87%, VRDN (b)(e)	16,300	16,300
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 1.87%, VRDN (b)(e)	7,500	7,500
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 1.87%, VRDN (b)(e)	39,400	39,400
(Waste Mgmt., Inc. Proj.) Series A, 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 2.16%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	5,875	5,875
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.91%, LOC JPMorgan Chase Bank, VRDN (b)	4,900	4,900
Harris County Flood Cont. District Participating VRDN Series DB 105, 1.9% (Liquidity Facility Deutsche Bank AG) (b)(f)	11,570	11,570
Harris County Gen. Oblig.:
Bonds (Toll Road Proj.) 0% 8/1/05	16,025	15,913
Participating VRDN:
Series EGL 01 4305, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	20,600	20,600
Series PT 1623, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,015	6,015
Series Putters 505, 1.9% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	10,655	10,655
Series Putters 586, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	7,680	7,680
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Baypointe Apts. Proj.) 1.96%, LOC Citibank NA, VRDN (b)(e)	6,800	6,800
(Louetta Village Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	7,100	7,100
(Primrose at Bammel Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 1.9%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Wellington Park Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	$5,500	$5,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,680	4,680
Series MSTC 00 98, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	19,965	19,965
Series PT 1468, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,235	10,235
Series ROC II R40, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	10,125	10,125
Series ROC II R41, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	12,825	12,825
Houston Gen. Oblig. Participating VRDN Series EGL 04 1008 Class A, 1.9% (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 1.96%, LOC Citibank NA, VRDN (b)(e)	5,000	5,000
(Little Nell Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	13,700	13,700
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 631, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,665	2,665
Houston Independent School District:
Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	51,380	51,380
Participating VRDN Series MT 83, 1.9% (Liquidity Facility BNP Paribas SA) (b)(f)	6,745	6,745
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,195	5,195
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,680	4,680
ROC II R 4063, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	9,990	9,990
Series DB 108, 1.9% (Liquidity Facility Deutsche Bank AG) (b)(f)	7,320	7,320
Series Merlots C13, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,700	7,700
Series TOC 04 A, 1.91% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	12,600	12,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	$21,830	$21,830
Series Merlots C20, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,280	3,280
Series SGB 24, 1.9% (Liquidity Facility Societe Generale) (b)(f)	6,840	6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.93%, VRDN (b)(e)	6,300	6,300
Katy Independent School District Participating VRDN Series PT 1598, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,660	5,660
Lancaster Independent School District Participating VRDN Series PA 1264, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,500	7,500
Leander Independent School District Participating VRDN Series Putters 507, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,275	7,275
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	6,000	6,000
Series MSCO 01 577, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	7,915	7,915
Series PT 2004, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,775	5,775
Series PT 2270, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,450	16,450
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 1.92%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,400	3,400
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,160	5,160
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 2.14%, LOC Bank of America NA, VRDN (b)(e)	7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,940	6,940
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,110	5,110
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1998, 1.87% tender 3/7/05 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series Putters 393, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$6,860	$6,860
Northside Independent School District Participating VRDN Series PT 2254, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,385	5,385
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.94% tender 3/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	24,160	24,160
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	9,500	9,500
Pearland Gen. Oblig. Participating VRDN Series PT 2364, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,795	5,795
Plano Independent School District Participating VRDN Series ROC II R2106, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	6,510	6,510
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 1.91%, LOC JPMorgan Chase Bank, VRDN (b)	3,550	3,550
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 1.87%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,200	19,200
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 2%, VRDN (b)(e)	40,035	40,035
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.9% (Liquidity Facility Societe Generale) (b)(f)	3,500	3,500
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.85% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,100	8,100
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 29, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	17,465	17,465
Series PT 924, 1.95% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	5,000	5,000
San Antonio Elec. & Gas Systems Rev.:
Bonds Series Merlots 01 A10, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	5,780	5,780
Participating VRDN:
Series PT 1708, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,495	7,495
Series SG 105, 1.9% (Liquidity Facility Societe Generale) (b)(f)	9,500	9,500
Series A, 1.96% 3/7/05, CP	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Independent School District Bonds Series AAB 01 28, 1.91%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$15,500	$15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.97%, LOC Bank of America NA, VRDN (b)(e)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,700	8,700
Series SG 02 159, 1.9% (Liquidity Facility Societe Generale) (b)(f)	22,500	22,500
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,770	8,770
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	3,080	3,080
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Bonds Series Merlots 00 BB, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	7,885	7,885
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.91%, LOC JPMorgan Chase Bank, VRDN (b)	8,335	8,335
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	4,100	4,100
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series LB 04 L2, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,980	6,980
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L4J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,335	11,335
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series BA 01 A, 2.01% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,290	2,290
Series FRRI 02 L9, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,205	11,205
Series LB 04 L16, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,975	4,975
Series LB 04 L79, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,975	9,975
Series ROC II R178, 1.94% (Liquidity Facility Citibank NA) (b)(e)(f)	4,185	4,185
Series 2004 D, 1.92% (FSA Insured), VRDN (b)(e)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	$4,000	$4,000
(Chisholm Trail Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
(Post Oak East Apts. Proj.) Series A, 1.91%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
Texas Gen. Oblig.:
Bonds:
(College Student Ln. Prog.):
Series 2003 1.8%, tender 7/1/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	30,000	30,000
1.95%, tender 3/1/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	32,245	32,245
Participating VRDN:
Series FRRI 01 L41, 2.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	15,160	15,160
Series LB 04 L61J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	30,500	30,500
Series LB 04 L62J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	27,700	27,700
Series LB 04 L66, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	15,875	15,875
Series Merlots 00 QQ, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	22,055	22,055
Series PA 1063, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995	8,995
Series PA 631R, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,600	7,600
Series PA 975, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,495	7,495
Series PT 1191, 1.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,065	2,065
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series PT 524, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$5,745	$5,745
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2 1.89%, VRDN (b)(e)	20,755	20,755
Series A, 1.94% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	26,240	26,240
(Veterans Land Proj.) Series A, 1.89%, VRDN (b)(e)	20,525	20,525
TRAN 3% 8/31/05	335,900	338,077
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02 6004, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	12,650	12,650
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Participating VRDN Series PA 884R, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	17,175	17,175
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 584, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series 2002 A, 1.78% 3/4/05 (Liquidity Facility Utmico), CP	15,425	15,425
Victory Street Pub. Facility Corp. Multi-family Hsg. Rev. (Uvalde Ranch Apts. Proj.) 1.95%, LOC Bank of America NA, VRDN (b)(e)	6,650	6,650
Waco Gen. Oblig. Participating VRDN Series PT 2098, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,440	5,440
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,540	5,540
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	15,450	15,450
		2,235,435
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	4,170	4,170
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,990	9,990
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 2.01%, LOC Key Bank NA, VRDN (b)(e)	$540	$540
Utah Bldg. Ownership Auth. Lease Rev. Participating VRDN Series Putters 536, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,390	10,390
Utah Hsg. Corp. Single Family Mtg. Rev. Bonds Series Merlots 01 A89, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	4,435	4,435
Utah Hsg. Fin. Agcy. Participating VRDN Series PT 209, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,620	1,620
		31,145
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,235	10,235
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,850	2,850
Series LB 04 L76, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,925	5,925
Series 17 A, 1.92% (FSA Insured), VRDN (b)(e)	7,500	7,500
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.94%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	8,100	8,100
		34,610
Virginia - 1.5%
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,370	1,370
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,000	11,000
Series PT 886, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,600	13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 1.92%, LOC Bank of America NA, VRDN (b)(e)	$7,050	$7,050
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
2% tender 3/11/05, CP mode (e)	10,000	10,000
2.05% tender 3/4/05, CP mode (e)	34,800	34,800
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.03% tender 3/8/05, CP mode	3,400	3,400
2.03% tender 3/15/05, CP mode	2,400	2,400
2.1% tender 4/5/05, CP mode	4,000	4,000
2.12% tender 4/15/05, CP mode	3,500	3,500
Series 1987:
1.92% tender 3/2/05, CP mode	1,700	1,700
2.05% tender 3/4/05, CP mode	13,100	13,100
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R322, 1.9% (Liquidity Facility Citibank NA) (b)(f)	13,475	13,475
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100	7,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1.96%, LOC Wachovia Bank NA, VRDN (b)(e)	4,515	4,515
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1.96%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	6,600	6,600
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 2.09% tender 4/8/05, CP mode	9,800	9,800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	8,540	8,540
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 1.96%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$10,000	$10,000
Univ. of Virginia Univ. Revs.:
Participating VRDN Series EGL 03 30, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	3,300	3,300
Series 2003 A, 1.75% 3/9/05, CP	12,810	12,810
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	23,300	23,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	7,000	7,000
Series MS 01 727, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	6,000	6,000
		254,705
Washington - 3.8%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 1.9% (Liquidity Facility Citibank NA) (b)(f)	6,050	6,050
Central Washington Univ. Sys. Rev. Participating VRDN Series DB 120, 1.9% (Liquidity Facility Deutsche Bank AG) (b)(f)	9,480	9,480
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	14,955	14,955
Series Merlots 01 B1, 1.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,995	6,995
Series PA 1047, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995	8,995
Series PT 950, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Clark County Pub. Util. District #1 Elec. Rev. Participating VRDN Series Merlots 02 A3, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,500	4,500
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,520	9,520
Series Putters 242, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100	2,100
Series Putters 256, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,800	2,800
Series ROC II R152, 1.9% (Liquidity Facility Citibank NA) (b)(f)	4,465	4,465
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Everett Indl. Dev. Corp. Exempt Facilities Rev. 1.95%, VRDN (b)(e)	$3,200	$3,200
Goat Hill Properties Lease Rev. Participating VRDN Series Putters 705, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	1,565	1,565
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PT 780, 1.9% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	7,000	7,000
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Participating VRDN Series MT 69, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,025	5,025
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.92%, LOC Bank of America NA, VRDN (b)(e)	5,785	5,785
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,945	7,945
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC II R4561, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,285	5,285
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,300	6,300
Series PA 1179, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,480	8,480
Series PT 796, 1.9% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	9,030	9,030
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 2.03%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	3,105	3,105
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,210	11,210
Port of Seattle Gen. Oblig. Series 2002 B2:
1.85% 3/11/05, LOC Bayerische Landesbank Girozentrale, CP (e)	1,010	1,010
1.87% 3/11/05, LOC Bayerische Landesbank Girozentrale, CP (e)	4,280	4,280
1.95% 3/11/05, LOC Bayerische Landesbank Girozentrale, CP (e)	535	535
Port of Seattle Rev.:
Participating VRDN:
Series PA 752, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port of Seattle Rev.: - continued
Participating VRDN:
Series PT 654, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$3,725	$3,725
Series PT 728, 1.95% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,430	4,430
Series 1997, 1.97%, LOC Bank of New York, New York, VRDN (b)(e)	86,830	86,830
Series 2001 A1, 1.83% 3/11/05, LOC Bank of America NA, CP	3,255	3,255
Series 2001 B1:
1.85% 3/11/05, LOC Bank of America NA, CP (e)	3,545	3,545
2% 3/11/05, LOC Bank of America NA, CP (e)	1,195	1,195
Series B1, 1.8% 3/11/05, LOC Bank of America NA, CP (e)	4,115	4,115
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,970	17,970
Seattle Drain & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,490	8,490
Series PT 2241, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,620	6,620
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 1.94%, LOC Key Bank NA, VRDN (b)(e)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 2.35% tender 11/15/05, LOC JPMorgan Chase Bank, CP mode	5,600	5,600
Participating VRDN:
Series Merlots 01 A56, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	18,515	18,515
Series PT 2495, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,315	8,315
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 1.9% (Liquidity Facility Societe Generale) (b)(f)	15,815	15,815
Tacoma Gen. Oblig. Series 2002 A, 1.88% 3/10/05, LOC Bank of America NA, CP	7,000	7,000
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.89%, LOC Bank of America NA, VRDN (b)	10,430	10,430
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN Series FRRI 02 B, 1.94% (Liquidity Facility Bank of New York, New York) (b)(f)	2,733	2,733
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 1.97%, LOC Bank of America NA, VRDN (b)(e)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.92%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	$3,500	$3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 1.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,000	8,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	5,600	5,600
Series EGL 00 4705, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	16,300	16,300
Series EGL 98 4702, 1.9% (Liquidity Facility Citibank NA, New York) (b)(f)	12,200	12,200
Series Merlots B22, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,795	3,795
Series MSTC 9048, 1.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	9,990	9,990
Series PT 1856, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,550	5,550
Series PT 2093, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,865	2,865
Series Putters 514, 1.9% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	14,870	14,870
Series SGA 35, 1.9% (Liquidity Facility Societe Generale) (b)(f)	12,500	12,500
Series SGB 09, 1.9% (Liquidity Facility Societe Generale) (b)(f)	9,100	9,100
Series SGB 11, 1.9% (Liquidity Facility Societe Generale) (b)(f)	6,200	6,200
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series FRRI 02 L45J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	27,200	27,200
Series LB 05 L1, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	25,510	25,510
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,765	4,765
Series PT 636, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,260	5,260
Series PT 715, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	23,650	23,650
Series PT 838, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,530	2,530
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
Series PT 892, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$18,760	$18,760
(Merrill Gardens at Queen Anne Proj.) Series A, 1.94%, LOC Bank of America NA, VRDN (b)(e)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 1.94%, LOC Bank of America NA, VRDN (b)(e)	10,395	10,395
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.91%, LOC Fannie Mae, VRDN (b)(e)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.91%, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Woodland Retirement Proj.) Series A, 1.85%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	6,875	6,875
		629,713
West Virginia - 0.6%
Grant Co. Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.88% tender 3/9/05, CP mode (e)	4,000	4,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 2.05% tender 3/4/05, CP mode (e)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.96%, LOC Wachovia Bank NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.9%, LOC Deutsche Bank AG, VRDN (b)(e)	18,800	18,800
Series 1990 B, 1.89%, LOC Deutsche Bank AG, VRDN (b)(e)	3,905	3,905
Series 1990 D, 1.89%, LOC Deutsche Bank AG, VRDN (b)(e)	13,700	13,700
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 2.06%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,470	4,470
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.):
1.8% tender 3/11/05, LOC Dexia Cr. Local de France, CP mode (e)	25,100	25,100
1.95% tender 3/1/05, LOC Dexia Cr. Local de France, CP mode (e)	8,500	8,500
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.96%, LOC Wachovia Bank NA, VRDN (b)(e)	6,580	6,580
		100,875
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - 1.6%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$5,780	$5,780
Manitowoc Elec. Rev. Participating VRDN Series DB 110, 1.9% (Liquidity Facility Deutsche Bank AG) (b)(f)	12,405	12,405
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	21,800	21,800
Northland Pines School District Participating VRDN Series PT 2257, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,650	10,650
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,400	2,400
Pleasant Prairie Gen. Oblig. 1.92% (XL Cap. Assurance, Inc. Insured), VRDN (b)	10,000	10,000
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,300	3,300
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 2.02%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,130	1,130
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 2.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,685	1,685
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,540	1,540
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.94%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,980	1,980
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,275	1,275
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 1.94%, LOC Lasalle Bank NA, VRDN (b)(e)	3,085	3,085
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,830	5,830
Wilmot Union High School District Participating VRDN Series PT 2258, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,670	9,670
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	3,785	3,785
Wisconsin Gen. Oblig. Participating VRDN:
Series EGL 94 4904 Class A, 1.94% (Liquidity Facility Citibank NA, New York) (b)(e)(f)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Participating VRDN: - continued
Series Putters 531, 1.9% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$8,500	$8,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PA 970, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000	3,000
Series PT 761, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	20,000	20,000
Series PT 873, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,765	10,765
Series PT 917, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	28,320	28,320
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PT 445, 1.95% (Liquidity Facility Danske Bank AS) (b)(e)(f)	4,025	4,025
Series PT 559, 1.95% (Liquidity Facility Danske Bank AS) (b)(e)(f)	3,035	3,035
Series 2003 B, 1.89% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	31,000	31,000
Series 2004 E, 1.89% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	18,000	18,000
Series E, 1.89% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (b)(e)	8,000	8,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 1.89% (MBIA Insured), VRDN (b)(e)	3,445	3,445
Series 2002 B, 1.89% (MBIA Insured), VRDN (b)(e)	3,050	3,050
Series 2003 D, 1.89% (FSA Insured), VRDN (b)(e)	4,310	4,310
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 860, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	19,995	19,995
		268,010
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Bonds Series PT 01 359, 1.75%, tender 7/14/05 (Liquidity Facility Danske Bank AS) (b)(e)(f)(g)	6,340	6,340
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Participating VRDN:
Series PA 833R, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$7,450	$7,450
Series PT 630, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,135	7,135
		20,925
Other - 11.3%
Fidelity Municipal Cash Central Fund, 1.83% (c)(d)	1,863,832	1,863,832
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $15,757,366)		15,757,366
NET OTHER ASSETS - 4.8%		798,172
NET ASSETS - 100%		$16,555,538
Security Type Abbreviations
CP-COMMERCIAL PAPER
RAN-REVENUE ANTICIPATION NOTE
TAN-TAX ANTICIPATION NOTE
TRAN-TAX AND REVENUE ANTICIPATION NOTE
VRDN-VARIABLE RATE DEMAND NOTE
Legend

(a)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 0.1% of net assets.

(b)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c)Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(e)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)Provides evidence of ownership in one or more underlying municipal bonds.

(g)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $144,890,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.85%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/19/01	$15,655
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series PT 798, 1.75%, tender 7/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$4,995
Colorado Ed. Ln. Prog. Participating VRDN Series LB 04 L48J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.)	7/8/04	$16,100
Cypress-Fairbanks Independent School District Bonds Series Merlots 01 A129, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	12/13/01	$14,430
Security	Acquisition Date	Cost (000s)
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 825, 1.75%, tender 7/7/05 (Liquidity Facility Lloyds TSB Bank PLC)	5/29/03	$9,995
Houston County Health Care Auth. Rev. Bonds Series PT 879, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/6/03	$10,195
Illinois Health Facilities Auth. Rev. Bonds Series PT 977, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/3/04	$10,030
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$12,885
New Hampshire Hsg. Fin. Auth. Single Family Rev. Bonds Series Merlots 00 A29, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	11/20/00	$2,730
Security	Acquisition Date	Cost (000s)
New Mexico Mtg. Fin. Auth. Bonds Series Merlots 01 A37, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/16/01	$7,190
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 2.05%, tender 6/15/05 (Liquidity Facility Bank of New York, New York)	7/17/02	$10,000
San Antonio Elec. & Gas Systems Rev. Bonds Series Merlots 01 A10, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	2/22/01	$5,780
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	2/26/02	$3,080
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Bonds Series Merlots 00 BB, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/12/00	$7,885
Security	Acquisition Date	Cost (000s)
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	10/24/01	$3,165
Utah Hsg. Corp. Single Family Mtg. Rev. Bonds Series Merlots 01 A89, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	9/14/01	$4,435
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series PT 01 359, 1.75%, tender 7/14/05 (Liquidity Facility Danske Bank AS)	8/31/00	$6,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $15,757,366) - See accompanying schedule		$15,757,366
Cash		691,493
Receivable for investments sold		1,551
Receivable for fund shares sold		214,872
Interest receivable		60,103
Prepaid expenses		62
Other receivables		2,246
Total assets		16,727,693

Liabilities
Payable for fund shares redeemed	$163,027
Distributions payable	272
Accrued management fee	3,795
Other affiliated payables	4,342
Other payables and accrued expenses	719
Total liabilities		172,155

Net Assets		$16,555,538
Net Assets consist of:
Paid in capital		$16,555,748
Distributions in excess of net investment income		(44)
Accumulated undistributed net realized gain (loss) on investments		(166)
Net Assets, for 16,553,322 shares outstanding		$16,555,538
Net Asset Value, offering price and redemption price per share ($16,555,538 ÷ 16,553,322 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$134,204

Expenses
Management fee	$22,121
Transfer agent fees	12,202
Accounting fees and expenses	516
Non-interested trustees' compensation	46
Custodian fees and expenses	109
Registration fees	337
Audit	52
Legal	24
Miscellaneous	567
Total expenses before reductions	35,974
Expense reductions	(3,949)	32,025
Net investment income		102,179
Net realized gain (loss) on investment securities		(150)
Net increase in net assets resulting from operations		$102,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$102,179	$98,359
Net realized gain (loss)	(150)	458
Net increase in net assets resulting from operations	102,029	98,817
Distributions to shareholders from net investment income	(102,223)	(98,359)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	25,520,209	44,181,849
Reinvestment of distributions	101,046	97,029
Cost of shares redeemed	(24,701,949)	(42,599,950)
Net increase (decrease) in net assets and shares resulting from share transactions	919,306	1,678,928
Total increase (decrease) in net assets	919,112	1,679,386

Net Assets
Beginning of period	15,636,426	13,957,040
End of period (including distributions in excess of net investment income of $44 and $0, respectively)	$16,555,538	$15,636,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2005	Years ended August 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	.006	.007	.009	.014	.032	.035
Distributions from net investment income	(.006)	(.007)	(.009)	(.014)	(.032)	(.035)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return B, C	.64%	.67%	.88%	1.38%	3.29%	3.55%
Ratios to Average Net Assets D
Expenses before expense reductions	.45% A	.44%	.44%	.43%	.45%	.46%
Expenses net of voluntary waivers, if any	.45% A	.44%	.44%	.43%	.45%	.46%
Expenses net of all reductions	.40% A	.43%	.42%	.39%	.42%	.46%
Net investment income	1.28% A	.67%	.87%	1.35%	3.21%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$16,556	$15,636	$13,957	$11,728	$9,843	$7,902

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to losses deferred due to wash sales.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$-
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Cost for federal income tax purposes	$15,757,366

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .28% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $16,756 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $109 and $3,840, respectively.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

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Semiannual Report

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Semiannual Report

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Semiannual Report

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Semiannual Report

Semiannual Report

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MMM-USAN-0405
1.790940.101

Spartan®

Municipal Money

Fund

Semiannual Report

February 28, 2005

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Actual	$1,000.00	$1,007.10	$1.64
Hypothetical (5% return per year before expenses)	$1,000.00	$1,023.16	$1.66

*Expenses are equal to the Fund's annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/05	% of fund's investments 8/31/04	% of fund's investments 2/29/04
0 - 30	94.3	94.9	77.0
31 - 90	2.3	1.1	4.7
91 - 180	2.0	0.2	13.3
181 - 397	1.4	3.8	5.0
Weighted Average Maturity
	2/28/05	8/31/04	2/29/04
Spartan Municipal Money Fund	12 Days	19 Days	34 Days
All Tax-Free Money Market Funds Average*	28 Days	36 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
Variable Rate Demand Notes (VRDNs)86.1%	Variable Rate Demand Notes (VRDNs)83.2%
Commercial Paper (including CP Mode)4.6%	Commercial Paper (including CP Mode)5.8%
Tender Bonds1.4%	Tender Bonds1.9%
Municipal Notes2.4%	Municipal Notes2.6%
Fidelity Tax-Free Cash Central Fund0.0%	Fidelity Tax-Free Cash Central Fund4.1%
Other Investments0.0%	Other Investments0.2%
Net Other Assets5.5%	Net Other Assets2.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.5%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	$4,300	$4,300
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.94%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	1,900	1,900
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1.91%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,000	3,000
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.9% (Liquidity Facility Danske Bank AS) (a)(b)	2,900	2,900
Huntsville Health Care Auth. Rev. Series 1998, 1.91%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	5,710	5,710
Jefferson County Ltd. Oblig. School Warrants Series B, 1.9% (AMBAC Insured), VRDN (a)	4,100	4,100
Jefferson County Swr. Rev. Series 2002 C2, 1.89% (XL Cap. Assurance, Inc. Insured), VRDN (a)	1,000	1,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.91%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	14,200	14,200
Morgan County-Decatur Health Care Auth. Hosp. Rev. Participating VRDN Series PT 947, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	14,340	14,340
		51,450
Alaska - 1.1%
Alaska Gen. Oblig. Participating VRDN Series PT 1825, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,550	6,550
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.96% (Liquidity Facility Bank of America NA) (a)(b)	9,285	9,285
Series Merlots 99 D, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,700	3,700
Valdez Marine Term. Rev.:
Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (a)	10,375	10,375
(BP Pipelines, Inc. Proj.):
Series B, 1.81%, VRDN (a)	3,000	3,000
1.81%, VRDN (a)	5,700	5,700
		38,610
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 2.7%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 301, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	$8,495	$8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series RF 04 2, 1.94% (Liquidity Facility Bank of New York, New York) (a)(b)	6,750	6,750
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	6,656	6,656
Arizona State Univ. Revs. Participating VRDN Series Putters 270, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,130	3,130
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	2,600	2,600
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1.6% 4/1/05, LOC Dexia Cr. Local de France, CP	11,500	11,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.91%, LOC JPMorgan Chase Bank, VRDN (a)	3,860	3,860
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series SG 03 160, 1.9% (Liquidity Facility Societe Generale) (a)(b)	44,500	44,500
Series 2004 C, 1.85% 3/4/05, CP	8,750	8,750
		96,241
California - 5.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series FRRI 03 L11, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,125	5,125
Series FRRI 03 L12, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,400	4,400
Series PT 759, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	13,400	13,400
California Econ. Recovery Participating VRDN:
Series MS 930, 1.89% (Liquidity Facility Morgan Stanley) (a)(b)	10,000	10,000
Series MS 935, 1.89% (Liquidity Facility Morgan Stanley) (a)(b)	15,995	15,995
California Gen. Oblig.:
Participating VRDN Series LB 04 L71J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,875	9,875
RAN 3% 6/30/05	28,900	29,020
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A10, 1.83%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	$4,900	$4,900
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 1.89% (Liquidity Facility Citibank NA, New York) (a)(b)	3,200	3,200
California Pub. Works Board Lease Rev. Participating VRDN Series MSTC 9052, 1.87% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	8,990	8,990
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.86%, VRDN (a)	5,100	5,100
Los Angeles Unified School District Participating VRDN:
Series PT 1763, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,000	8,000
Series PT 1854, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,800	6,800
Series Putters 488, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	22,775	22,775
Series SG 162, 1.88% (Liquidity Facility Societe Generale) (a)(b)	14,205	14,205
Oakland Gen. Oblig. Participating VRDN Series MS 01 756, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	8,000	8,000
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,245	5,245
Turlock Irrigation District Rev. Participating VRDN Series ROC II R2035, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	7,975	7,975
Univ. of California Revs. Participating VRDN Series ROC II R283, 1.89% (Liquidity Facility Citibank NA) (a)(b)	11,760	11,760
		194,765
Colorado - 1.0%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.97%, LOC JPMorgan Chase Bank, VRDN (a)	1,520	1,520
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,700	4,700
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,760	10,760
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	$3,160	$3,160
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,000	4,000
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	3,930	3,930
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.97%, VRDN (a)	3,200	3,200
		35,770
Connecticut - 0.8%
Connecticut Spl. Tax Oblig. Rev. Participating VRDN:
Series MS 01 735, 1.89% (Liquidity Facility Morgan Stanley) (a)(b)	14,610	14,610
Series MT 75, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,790	13,790
		28,400
District Of Columbia - 1.1%
District of Columbia Gen. Oblig.:
Participating VRDN Series Putters 214, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
TRAN 3.5% 9/30/05	32,100	32,363
District of Columbia Rev. (Defenders of Wildlife Proj.) 1.92%, LOC Bank of America NA, VRDN (a)	2,500	2,500
		39,858
Florida - 4.8%
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,930	3,930
Florida Board of Ed. Cap. Outlay Participating VRDN Series SGA 03 138, 1.88% (Liquidity Facility Societe Generale) (a)(b)	4,100	4,100
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	7,100	7,100
Series MS 01 634, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	12,420	12,420
Series PT 1897, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,540	11,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN Series ROC II 1000, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	$7,545	$7,545
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 1.91%, LOC Cr. Suisse First Boston Bank, VRDN (a)	10,400	10,400
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.89% (Liquidity Facility Societe Generale) (a)(b)	1,920	1,920
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.89% tender 4/8/05, CP mode	5,810	5,810
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 1.91%, VRDN (a)	32,000	32,000
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Participating VRDN Series PA 1026R, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,690	6,690
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.93%, VRDN (a)	15,200	15,200
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 1.87%, LOC Suntrust Bank, VRDN (a)	25,000	25,000
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 2.05%, tender 6/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	7,100	7,100
(Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	3,275	3,275
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MS 98 112, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	5,745	5,745
Temple Terrace Rev. (Lifepath Hospice Proj.) 1.87%, LOC Suntrust Bank, VRDN (a)	6,000	6,000
Univ. of North Florida Foundation, Inc. Rev. 1.9%, LOC Wachovia Bank NA, VRDN (a)	3,000	3,000
		168,775
Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 513, 1.88% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)	8,195	8,195
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	3,300	3,300
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 1.91%, LOC Southtrust Bank NA, VRDN (a)	10,705	10,705
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.91%, LOC Suntrust Bank, VRDN (a)	$16,400	$16,400
Fulton County Bldg. Auth. Rev. Participating VRDN Series Putters 323, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN:
Series Putters 493, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,370	8,370
Series Putters 494, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,795	3,795
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 1.9% (Liquidity Facility Societe Generale) (a)(b)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,025	5,025
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	5,900	5,900
Med. Ctr. Hosp. Auth. Rev. (Spring Hbr. at Green Island Proj.) 1.87%, LOC Bank of Scotland, VRDN (a)	10,000	10,000
		91,300
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series PT 960, 1.9% (Liquidity Facility BNP Paribas SA) (a)(b)	5,900	5,900
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2143, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,485	4,485
		10,385
Illinois - 11.3%
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	7,105	7,105
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	9,995	9,995
Series BA 96 BB, 1.96% (Liquidity Facility Bank of America NA) (a)(b)	11,100	11,100
Series Merlots 97 E, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,125	3,125
Series MS 01 566, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series Putters 199, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$10,610	$10,610
Series SGA 98, 1.9% (Liquidity Facility Societe Generale) (a)(b)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series LB 05 L3, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,975	4,975
Series Merlots 00 A12, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,715	2,715
Series PT 2357, 1.9% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,750	5,750
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,680	5,680
Chicago Park District Participating VRDN:
Series Putters 521, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,700	5,700
Series Putters 710, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,335	6,335
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series EGL 03 15, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	2,800	2,800
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PT 2312, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,690	7,690
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,600	4,600
Series Merlots 97 V, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,660	4,660
Series MS 01 560, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	12,000	12,000
Cook County Gen. Oblig.:
Participating VRDN Series EGL 01 1302, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	16,850	16,850
Series 2004 E, 1.86% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	29,000	29,000
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,805	10,805
Illinois Dev. Fin. Auth. Rev. (Palos Cmnty. Hosp. Proj.) 1.9% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	$4,535	$4,535
Illinois Fin. Auth. Rev.:
(Central DuPage Hosp. Proj.) Series 2004 C, 1.9%, VRDN (a)	24,700	24,700
(Illinois Institute of Technology Proj.) 1.89%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	2,500	2,500
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	2,600	2,600
Series EGL 01 1307, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	10,675	10,675
Series MS 98 143, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	13,560	13,560
Series PT 01 1760, 1.9% (Liquidity Facility BNP Paribas SA) (a)(b)	5,460	5,460
Series Putters 133, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	19,480	19,480
Series Putters 568, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	6,340	6,340
Series Putters 605, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895	1,895
Series Putters 660, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,495	1,495
Series Putters 687, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995	2,995
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 1217, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,375	6,375
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.94% (Liquidity Facility Bank of America NA) (a)(b)	7,045	7,045
Series EGL 01 1306, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	19,275	19,275
Series Merlots 01 A73, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,930	4,930
Series Merlots 02 A24, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	9,950	9,950
Series MSTC 9044, 1.92% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	7,355	7,355
Series MT 26, 1.9% (Liquidity Facility BNP Paribas SA) (a)(b)	5,850	5,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	$4,500	$4,500
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,240	3,240
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	14,850	14,850
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	2,049	2,049
Maywood Gen. Oblig. Participating VRDN Series PT 2537, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,835	5,835
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
EGL 2004 30, Class A, 1.9% (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series EGL 02 6001, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	5,400	5,400
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 1.9% (Liquidity Facility Societe Generale) (a)(b)	5,705	5,705
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 1.88%, LOC Lasalle Bank NA, VRDN (a)	6,000	6,000
		394,909
Indiana - 1.6%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	5,410	5,410
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,030	1,030
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	13,350	13,350
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Riverview Hosp. Proj.) 1.89%, LOC Nat'l. City Bank, Indiana, VRDN (a)	5,300	5,300
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series MS 942 D, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	4,333	4,333
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 1.9% (Liquidity Facility Societe Generale) (a)(b)	7,435	7,435
Purdue Univ. Rev. Series 2004 S, 1.92%, VRDN (a)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 1.94%, LOC Nat'l. City Bank, Indiana, VRDN (a)	$3,100	$3,100
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Series 1985 L4, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 L6, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Sunman-Dearborn High School Bldg. Corp. Participating VRDN Series Putters 671, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	5,000	5,000
		57,258
Kansas - 0.7%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,000	3,000
Series 1985 C2, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,500	5,500
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. Participating VRDN Series Putters 324, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,930	11,930
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 04 38, Class A, 1.9% (Liquidity Facility Citibank NA) (a)(b)	4,735	4,735
		25,165
Kentucky - 0.5%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.9% tender 3/10/05, LOC Fifth Third Bank, Cincinnati, CP mode	9,100	9,100
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,900	4,900
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	4,450	4,450
		18,450
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - 0.6%
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$5,855	$5,855
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 2% tender 3/1/05, CP mode	3,400	3,400
(Dow Chemical Co. Proj.) Series 1994 B, 1.91%, VRDN (a)	10,000	10,000
		19,255
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series DB 107, 1.9% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,210	5,210
Maryland - 1.0%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.09% tender 4/1/05, LOC Wachovia Bank NA, CP mode	3,200	3,200
Baltimore County Gen. Oblig. Series 1995, 1.87% 3/11/05, CP	4,300	4,300
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.12% tender 3/17/05, LOC Wachovia Bank NA, CP mode	3,255	3,255
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series PT 916, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	17,420	17,420
Maryland Health & Higher Edl. Facilities Auth. Rev. (Kennedy Krieger Institute Proj.) Series D, 1.91%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,000	4,000
Ocean City Rev. (Harrison Inn 58 LP Proj.) 2.01%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,645	3,645
		35,820
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 1.89% (Liquidity Facility Citibank NA) (a)(b)	8,100	8,100
Michigan - 3.4%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.96%, LOC Northern Trust Co., Chicago, VRDN (a)	5,100	5,100
Detroit City School District Participating VRDN Series Putters 388, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,775	1,775
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,175	5,175
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	$3,900	$3,900
Forest Hills Pub. Schools Participating VRDN Series PT 1762, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,585	2,585
Grand Rapids Pub. Schools 1.88%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000	2,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 1.88%, LOC Bank of Nova Scotia New York Agcy., VRDN (a)	3,800	3,800
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A2, 1.98%, LOC Comerica Bank, Detroit, VRDN (a)	9,200	9,200
Michigan Bldg. Auth. Rev. Participating VRDN:
Series MS 907, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	4,948	4,948
Series PT 2234, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,375	2,375
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	8,225	8,225
Michigan Hosp. Fin. Auth. Hosp. Rev. (Holland Cmnty. Hosp. Proj.) 1.88%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,220	3,220
Michigan Muni. Bond Auth. Rev. Participating VRDN Series LB 04 L57J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	8,270	8,270
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	8,745	8,745
(Holland Home Oblig. Group Proj.) 1.9%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	8,940	8,940
(The Van Andel Research Institute Proj.) Series 1999, 1.87%, LOC Standard Fed. Bank, VRDN (a)	19,800	19,800
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.5%, VRDN (a)	500	500
2.45%, VRDN (a)	8,075	8,075
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	5,000	5,000
Univ. of Michigan Univ. Revs. Series 1992 A, 1.83%, VRDN (a)	6,500	6,500
		120,233
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - 2.4%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.92% (Liquidity Facility Morgan Stanley) (a)(b)	$5,800	$5,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,795	3,795
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	1,325	1,325
Minneapolis Rev. Bonds 1.75%, tender 4/14/05 (a)	10,095	10,095
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	7,300	7,300
Series PT 2408, 1.89% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,650	5,650
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.) Series 2001 D, 1.95% tender 3/9/05, CP mode	9,000	9,000
Univ. of Minnesota:
Series 1999 A, 1.92% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	18,190	18,190
Series 2001 C, 1.92% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	23,900	23,900
		85,055
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,390	3,390
Participating VRDN Series Putters 667, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	3,900	3,900
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	3,600	3,600
Series Putters 138, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	9,950	9,950
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 1.89% (MBIA Insured), VRDN (a)	7,600	7,600
		28,440
Missouri - 0.5%
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,065	8,065
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Assemblies of God College Proj.) Series 2001, 1.87%, LOC Bank of America NA, VRDN (a)	$5,000	$5,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,110	5,110
		18,175
Nebraska - 0.7%
Douglas County School District #1 Participating VRDN Series ROC II R4058, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	7,375	7,375
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 14, 1.9% (Liquidity Facility Citibank NA) (a)(b)	3,200	3,200
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	8,265	8,265
		23,835
Nevada - 1.3%
Carson City Hosp. Rev. (Carson-Tahoe Hosp. Proj.) Series B, 1.87%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,500	10,500
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	19,505	19,505
Series ROC II R1035, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	2,980	2,980
Clark County School District Participating VRDN Series PT 1721, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,565	5,565
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.9% (Liquidity Facility Societe Generale) (a)(b)	6,000	6,000
		44,550
New Jersey - 2.7%
New Jersey Gen. Oblig. Participating VRDN:
Series LB04 L55J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	57,400	57,398
Series PT 2509, 1.88% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	11,885	11,885
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series MS 995, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	2,540	2,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series PT 2096, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$3,785	$3,785
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 03 34, 1.89% (Liquidity Facility Citibank NA, New York) (a)(b)	3,500	3,500
Series MS 00 224, 1.86% (Liquidity Facility Morgan Stanley) (a)(b)	5,300	5,300
Series PA 958P, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000	1,000
Series PT 1751, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000	3,000
Series PT 2402, 1.89% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	6,100	6,100
		94,508
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series PA 606, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000	4,000
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Participating VRDN Series MS 949, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	2,500	2,500
New York - 4.7%
Battery Park City Auth. Rev. Participating VRDN Series PT 2057, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,365	5,365
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series PA 522, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,600	10,600
Series PA 996, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,900	4,900
New York City Gen. Oblig. Participating VRDN:
Series PT 962, 1.89% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	16,405	16,405
Series ROC II 251, 1.93% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	8,000	8,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.92%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15, 1.88% (Liquidity Facility Citibank NA) (a)(b)	$10,000	$10,000
Series EGL 04 27 Class A, 1.88% (Liquidity Facility Citibank NA) (a)(b)	8,485	8,485
Series EGL 04 36 Class A, 1.88% (Liquidity Facility Citibank NA) (a)(b)	6,500	6,500
New York Local Govt. Assistance Corp. Participating VRDN Series SG 99, 1.88% (Liquidity Facility Societe Generale) (a)(b)	15,500	15,500
New York State Dorm. Auth. Revs. Participating VRDN:
Series PA 1196, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,795	5,795
Series PT 746, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,500	4,500
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series PT 2012, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,210	5,210
Series PT 2108, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,105	7,105
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57, 1.88% (Liquidity Facility Citibank NA, New York) (a)(b)	9,880	9,880
New York Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R2052, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,170	5,170
Sales Tax Asset Receivables Corp. Participating VRDN Series EGL 04 48 Class A, 1.88% (Liquidity Facility Citibank NA) (a)(b)	9,400	9,400
Tobacco Settlement Fing. Corp. Participating VRDN Series PT 1907, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,350	5,350
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011, 1.88% (Liquidity Facility Citibank NA, New York) (a)(b)	7,200	7,200
Series EGL 03 55, 1.88% (Liquidity Facility Citibank NA, New York) (a)(b)	10,000	10,000
		164,865
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 03 59, 1.88% (Liquidity Facility Citibank NA, New York) (a)(b)	$7,870	$7,870
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.98% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,800	2,800
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,145	6,145
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 1.78% 3/4/05, CP	17,728	17,728
North Carolina Gen. Oblig. Participating VRDN:
Series IXIS 05 1, 1.89% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(b)	10,000	10,000
Series PT 2206, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,000	8,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series Putters 341, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	6,730	6,730
		48,603
North Dakota - 0.2%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,550	6,550
Ohio - 2.7%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,670	5,670
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.91% (AMBAC Insured), VRDN (a)	6,825	6,825
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.91% (AMBAC Insured), VRDN (a)	2,300	2,300
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 1.88% (Liquidity Facility Societe Generale) (a)(b)	10,685	10,685
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 1.87%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,900	9,900
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.94%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,795	5,795
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Hamilton County Econ. Dev. Rev. (Contemporary Arts Ctr. Proj.) 1.9%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$2,000	$2,000
Hamilton County Health Care Facilities Rev. (Twin Towers & Twin Lakes Proj.) Series B, 1.89%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.96%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	15,270	15,270
Ohio Bldg. Auth. Participating VRDN Series PT 1824, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,095	1,095
Ohio Gen. Oblig. Participating VRDN Series Putters 511, 1.88% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)	6,885	6,885
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.) Series 2004 B, 1.88%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,400	7,400
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.89% (Liquidity Facility Morgan Stanley) (a)(b)	5,200	5,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Cleveland Elec. Illuminating Co. Proj.) Series 1997 B, 1.87%, LOC Barclays Bank PLC, VRDN (a)	2,650	2,650
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1.92%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,500	8,500
		96,175
Oregon - 0.8%
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	10,800	10,800
Series PT 2435, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,220	4,220
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,410	5,410
		26,375
Pennsylvania - 2.9%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.95%, VRDN (a)	8,600	8,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 1.98%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$3,800	$3,800
Central York School District 1.83% (FSA Insured), VRDN (a)	10,000	10,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.92%, LOC Bank of New York, New York, VRDN (a)	4,800	4,800
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Peco Energy Co. Proj.) Series 1999 A, 1.9%, LOC Wachovia Bank NA, VRDN (a)	15,000	15,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 1.89%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,400	6,400
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 1008, 1.89% (Liquidity Facility Morgan Stanley) (a)(b)	4,000	4,000
Series MSTC 00 110, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MT 94, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,990	8,990
(Marywood Univ. Proj.) Series A, 1.89%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,905	8,905
Series Y, 1.82% (AMBAC Insured), VRDN (a)	2,550	2,550
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series AAB 03 24, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	2,300	2,300
Series Putters 371Z, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R4552, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	2,600	2,600
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 1.88% (Liquidity Facility Societe Generale) (a)(b)	20,000	20,000
		101,045
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,730	3,730
South Carolina - 3.0%
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	6,000	6,000
Charleston County School District TAN 2.5% 4/15/05	9,000	9,006
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Charleston Wtrwks. & Swr. Rev. Series A, 1.89% (Liquidity Facility Bank of America NA), VRDN (a)	$9,000	$9,000
Chesterfield County School District Participating VRDN Series PT 02 1453, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,455	6,455
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 1.87%, LOC Bank of America NA, VRDN (a)	23,000	23,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,780	5,780
Series Putters 252, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	14,905	14,905
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,865	7,865
Series Putters 316, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	2,480	2,480
Series Putters 590, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	2,650	2,650
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.2% tender 4/7/05, CP mode	4,600	4,600
York County School District #4 Participating VRDN Series TOC 04 F, 1.9% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	5,870	5,870
		104,161
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,215	6,215
Tennessee - 2.3%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,900	5,900
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 1.8%, LOC Bank of America NA, VRDN (a)	5,885	5,885
Elizabethton Health & Edl. Facilities Board Rev. Participating VRDN Series PT 894, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$6,525	$6,525
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 879, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	9,245	9,245
Series MS 976, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	4,300	4,300
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	2,125	2,125
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 1.87%, LOC Bank of America NA, VRDN (a)	8,000	8,000
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	10,640	10,640
Series 2004 ECN, 2.02% 3/2/05, CP	10,750	10,750
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 1.9%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	5,000	5,000
(Saint Mary's Episcopal School Proj.) 2.16%, LOC First Tennessee Bank NA, Memphis, VRDN (a)	6,080	6,080
		79,445
Texas - 16.6%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 1.9% (Liquidity Facility Societe Generale) (a)(b)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.94% (Liquidity Facility Bank of America NA) (a)(b)	4,750	4,750
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	3,985	3,985
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,585	2,585
Cypress-Fairbanks Independent School District Participating VRDN:
Series EGL 00 4304, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	5,000	5,000
Series PT 2512, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,295	1,295
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cypress-Fairbanks Independent School District Participating VRDN: - continued
Series ROC II R4514, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	$5,520	$5,520
Denton County Lewisville Independent School District Participating VRDN Series Putters 701, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	4,000	4,000
Denton Independent School District Participating VRDN Series SG 02 166, 1.9% (Liquidity Facility Societe Generale) (a)(b)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.9% (Liquidity Facility Societe Generale) (a)(b)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.9% (Liquidity Facility Societe Generale) (a)(b)	8,600	8,600
El Paso Gen. Oblig. 1.85% 3/2/05, CP	10,000	10,000
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 1.9% (Liquidity Facility Societe Generale) (a)(b)	4,500	4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,560	9,560
Garland Independent School District Participating VRDN:
Series Putters 551, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,645	1,645
Series Putters 572, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	2,300	2,300
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 1.9% (Liquidity Facility Societe Generale) (a)(b)	6,575	6,575
Harris County Flood District Cont. Ctfs. of Prtn.:
Series F:
1.83% 3/10/05, LOC Landesbank Hessen-Thuringen, CP	1,500	1,500
1.85% 3/10/05, LOC Landesbank Hessen-Thuringen, CP	1,500	1,500
1.93% 3/10/05, LOC Landesbank Hessen-Thuringen, CP	1,000	1,000
1.98% 3/10/05, LOC Landesbank Hessen-Thuringen, CP	850	850
Harris County Gen. Oblig. Participating VRDN:
Series DB 103, 1.9% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,000	5,000
Series ROC II R1029, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,470	3,470
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 1.9% (Liquidity Facility BNP Paribas SA) (a)(b)	4,995	4,995
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	12,475	12,475
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Arpt. Sys. Rev. Participating VRDN: - continued
Series SG 03 161, 1.91% (Liquidity Facility Societe Generale) (a)(b)	$21,435	$21,435
Houston Gen. Oblig. Participating VRDN:
Series LB 04 L41, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	14,660	14,660
Series PT 969, 1.9% (Liquidity Facility DEPFA BANK PLC) (a)(b)	12,700	12,700
Series Putters 489, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,700	2,700
Series Putters 663, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,550	4,550
Houston Health Facilities Dev. Corp. Retirement Facility Rev. (Buckingham Sr. Living Cmnty. Proj.) Series C, 1.87%, LOC Lasalle Bank NA, VRDN (a)	8,000	8,000
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (a)	12,050	12,050
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	7,470	7,470
Series DB 102, 1.9% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,485	5,485
Series DB 113, 1.9% (Liquidity Facility Deutsche Bank Ag New York Bnch) (a)(b)	8,035	8,035
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,785	3,785
Series MS 00 427, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	8,245	8,245
Series MS 00 495, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	6,038	6,038
Series SG 120, 1.9% (Liquidity Facility Societe Generale) (a)(b)	15,495	15,495
Series Stars 40, 1.9% (Liquidity Facility BNP Paribas SA) (a)(b)	10,690	10,690
Irving Independent School District Participating VRDN Series ROC II R2028, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,375	3,375
Katy Independent School District Series 2004 C, 1.86% (Permanent School Fund of Texas Guaranteed), VRDN (a)	13,100	13,100
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$4,235	$4,235
Mesquite Independent School District Participating VRDN Series PT 1386, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,515	8,515
Midlothian Independent School District Participating VRDN Series PT 2179, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,385	5,385
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,645	5,645
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 1.9% (Liquidity Facility Societe Generale) (a)(b)	23,940	23,940
Northside Independent School District Participating VRDN Series Merlots C38, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,305	4,305
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.94% tender 3/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,340	5,340
Pflugerville Gen. Oblig. Participating VRDN Series Putters 594, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	2,935	2,935
Round Rock Independent School District Participating VRDN Series MS 01 578, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	3,875	3,875
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 876, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	2,995	2,995
Series ROC II R3011, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	7,340	7,340
Series SG 101, 1.9% (Liquidity Facility Societe Generale) (a)(b)	11,475	11,475
Series SG 107, 1.9% (Liquidity Facility Societe Generale) (a)(b)	5,160	5,160
1.92% (Liquidity Facility Bank of America NA), VRDN (a)	54,200	54,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.91%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	3,900	3,900
Participating VRDN Series EGL 01 4311, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$10,505	$10,505
Series PT 1610, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,735	6,735
Spring Independent School District Participating VRDN Series Putters 695, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	5,610	5,610
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,915	3,915
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	6,500	6,500
Series LB 04 L62J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,875	5,875
Series LB 04 L66, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,300	3,300
Series ROC II R4020, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,575	3,575
TRAN 3% 8/31/05	13,600	13,690
Texas Pub. Fin. Auth. Series 2002 B:
1.78% 3/4/05 (Liquidity Facility Texas Gen. Oblig.), CP	4,550	4,550
1.95% 3/4/05 (Liquidity Facility Texas Gen. Oblig.), CP	1,000	1,000
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series PT 2183, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,805	11,805
Series SGA 00 104, 1.9% (Liquidity Facility Societe Generale) (a)(b)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	3,775	3,775
Univ. of North Texas Univ. Rev. 1.87% 3/11/05, CP	4,000	4,000
Univ. of Texas Univ. Revs. Participating VRDN Series PT 2423, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,000	13,000
		580,498
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series MS 00 409, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	$13,800	$13,800
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series B, 1.79%, VRDN (a)	4,650	4,650
		18,450
Virginia - 1.9%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,800	2,800
Hampton Roads Reg'l. Jail Auth. Participating VRDN Series Putters 569, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,285	2,285
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.05% tender 3/3/05, CP mode	2,800	2,800
2.07% tender 4/6/05, CP mode	4,000	4,000
2.07% tender 4/7/05, CP mode	4,000	4,000
2.07% tender 4/8/05, CP mode	3,700	3,700
2.15% tender 4/20/05, CP mode	4,000	4,000
Series 1987, 2.05% tender 3/4/05, CP mode	1,100	1,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	9,700	9,700
Series Putters 134, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	6,965	6,965
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	8,400	8,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating VRDN:
Series Putters 718, 1.88% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)	10,200	10,200
Series ROC II R 6027, 1.9% (Liquidity Facility Citibank NA) (a)(b)	3,390	3,390
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	4,185	4,185
		67,525
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - 5.7%
Benton County School District #400 Richland Participating VRDN Series PT 1888, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$6,515	$6,515
Clark County Pub. Util. District #1 Generating Sys. Rev. Bonds Series Merlots 01 A122, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,095	4,095
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,760	5,760
Series PT 615, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	16,255	16,255
Series PT 982, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,380	6,380
Series Putters 248, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,785	3,785
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	1,345	1,345
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,280	9,280
Series PT 2248, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,585	5,585
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,900	1,900
Series MS 01 554, 1.9% (Liquidity Facility Morgan Stanley) (a)(b)	9,715	9,715
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.95%, LOC Bank of America NA, VRDN (a)	7,955	7,955
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,265	4,265
Port of Seattle Rev. Series 2001 A1, 1.78% 3/4/05, LOC Bank of America NA, CP	5,375	5,375
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1605, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,800	6,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	9,905	9,905
Series PT 2476, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,245	5,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN: - continued
Series ROC II R2055, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	$6,650	$6,650
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,975	4,975
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,785	7,785
Tacoma Gen. Oblig. Series 2002 B, 1.88% 3/10/05, LOC Bank of America NA, CP	3,000	3,000
Univ. of Washington Univ. Revs. Series 2004 A, 1.89% (AMBAC Insured), VRDN (a)	2,000	2,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 96 4701, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	4,000	4,000
Series EGL 98 4703, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	9,900	9,900
Series Macon 04 D, 1.94% (Liquidity Facility Bank of America NA) (a)(b)	5,715	5,715
Series PT 1937, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,780	12,780
Series PT 2231, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	15,090	15,090
Series Putters 438Z, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,300	3,300
Series SGA 35, 1.9% (Liquidity Facility Societe Generale) (a)(b)	8,990	8,990
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,900	5,900
		200,245
Wisconsin - 1.7%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	10,000	10,000
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,000	6,000
Wisconsin Gen. Oblig.:
Participating VRDN:
Series PT 1231, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	15,540	15,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Participating VRDN:
Series PT 2076, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$3,500	$3,500
Series 2000 A, 1.95% 3/4/05, CP	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PA 970, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,995	2,995
Series PT 761, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	10,385	10,385
Series PT 917, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	5,960	5,960
		59,380
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $3,314,949)		3,314,949
NET OTHER ASSETS - 5.5%		191,732
NET ASSETS - 100%		$3,506,681
Security Type Abbreviations
CP-COMMERCIAL PAPER
RAN-REVENUE ANTICIPATION NOTE
TAN-TAX ANTICIPATION NOTE
TRAN-TAX AND REVENUE ANTICIPATION NOTE
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Provides evidence of ownership in one or more underlying municipal bonds.

(c)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,485,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Clark County Pub. Util. District #1 Generating Sys. Rev. Bonds Series Merlots 01 A122, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	11/26/01	$4,095
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$3,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $3,314,949) - See accompanying schedule		$3,314,949
Cash		164,351
Receivable for fund shares sold		38,787
Interest receivable		12,565
Receivable from investment adviser for expense reductions		367
Other receivables		487
Total assets		3,531,506

Liabilities
Payable for investments purchased	$10,000
Payable for fund shares redeemed	13,182
Distributions payable	397
Accrued management fee	1,241
Other affiliated payables	5
Total liabilities		24,825

Net Assets		$3,506,681
Net Assets consist of:
Paid in capital		$3,506,829
Undistributed net investment income		12
Accumulated undistributed net realized gain (loss) on investments		(160)
Net Assets, for 3,505,986 shares outstanding		$3,506,681
Net Asset Value, offering price and redemption price per share ($3,506,681 ÷ 3,505,986 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$27,711

Expenses
Management fee	$7,198
Non-interested trustees' compensation	9
Total expenses before reductions	7,207
Expense reductions	(2,544)	4,663
Net investment income		23,048
Net realized gain (loss) on investment securities		(154)
Net increase in net assets resulting from operations		$22,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$23,048	$23,706
Net realized gain (loss)	(154)	939
Net increase in net assets resulting from operations	22,894	24,645
Distributions to shareholders from net investment income	(23,036)	(23,706)
Distributions to shareholders from net realized gain	(667)	(604)
Total distributions	(23,703)	(24,310)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,920,810	3,096,884
Reinvestment of distributions	21,548	22,240
Cost of shares redeemed	(1,743,952)	(2,848,288)
Net increase (decrease) in net assets and shares resulting from share transactions	198,406	270,836
Total increase (decrease) in net assets	197,597	271,171

Net Assets
Beginning of period	3,309,084	3,037,913
End of period (including undistributed net investment income of $12 and $0, respectively)	$3,506,681	$3,309,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2005	Years ended August 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	.007	.008	.010	.015	.033	.036
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.007	.008	.010	.015	.033	.036
Distributions from net investment income	(.007)	(.008)	(.010)	(.015)	(.033)	(.036)
Distributions from net realized gain	- F	- F	-	-	-	-
Total distributions	(.007)	(.008)	(.010)	(.015)	(.033)	(.036)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return B, C, D	.71%	.79%	.98%	1.48%	3.38%	3.63%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.43%	.43%	.44%	.50%	.50%
Expenses net of voluntary waivers, if any	.33% A	.33%	.33%	.34%	.40%	.40%
Expenses net of all reductions	.28% A	.32%	.31%	.30%	.37%	.40%
Net investment income	1.39% A	.76%	.97%	1.45%	3.31%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$3,507	$3,309	$3,038	$2,751	$2,453	$2,214

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the former account closeout fee.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

FAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation.Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$-
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Cost for federal income tax purposes	$3,314,949

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $397 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,725.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $819.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Chandler, AZ

7373 N. Scottsdale Road
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California

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Brea, CA

1411 Chapin Avenue
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851 East Hamilton Avenue
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601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
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73-575 El Paseo
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Maine

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Maryland

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Massachusetts

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Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

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Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

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Minnesota

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Missouri

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Nevada

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Henderson, NV

Semiannual Report

New Jersey

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56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
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New York

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New York, NY

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11 Penn Plaza
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2070 Broadway
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North Carolina

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Ohio

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Pennsylvania

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1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMM-USAN-0405
1.790945.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds Christine Reynolds President and Treasurer

Date:	April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds Christine Reynolds President and Treasurer

Date:	April 19, 2005

By:	/s/Timothy F. Hayes Timothy F. Hayes Chief Financial Officer

Date:	April 19, 2005